united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH     45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive. Suite 450

Cincinnati, OH     45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	8/31

Date of reporting period:	8/31/25

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

FI Institutional Group

ESG Fixed Income Fund for Retirement Plans (QDVBX)

Annual Shareholder Report - August 31, 2025

Fund Overview

This annual shareholder report contains important information about FI Institutional Group ESG Fixed Income Fund for Retirement Plans (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 851-8845. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FI Institutional Group ESG Fixed Income Fund for Retirement Plans	$-	-%

How did the Fund perform during the reporting period?

Globally, headlines have had no shortage of content as we reach the halfway point of 2025. While trade policy and geopolitical conflict has weighed on investors’ moods and outlooks, economic and political fundamentals are in better shape than many seem to realize. While the U.S. pursues tariffs, other developed world nations are strengthening economic ties with one another, and noisy politics overshadow benign underlying gridlock. In our view, the global economy, especially outside the U.S., is in better shape than most realize.

The Fund outperformed the ICE BofA U.S. Broad Market Index for the period from September 1, 2024 through August 31, 2025. Selection within Sovereign bonds was the largest contributor to relative return. Conversely, selection within Corporate bonds was the largest detractor from relative return. Further, a strategic lack of exposure to Quasi & Foreign Government Sovereign bonds also detracted.

For the period we increased our exposure to sovereign bonds by 14.85% and decreased our exposure to corporate bonds by 14.03%.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

FI Institutional Group ESG Fixed Income Fund for Retirement Plans
ICE BofA U.S. Broad Market Index
$15,000
$10,000
$5,000
$0
$10,380
$10,311
Dec-2019
Aug-2020
Aug-2021
Aug-2022
Aug-2023
Aug-2024
Aug-2025

	FI Institutional Group ESG Fixed Income Fund for Retirement Plans	ICE BofA U.S. Broad Market Index
Dec-2019	$10,000	$10,000
Aug-2020	$10,540	$10,676
Aug-2021	$10,753	$10,662
Aug-2022	$9,370	$9,433
Aug-2023	$9,306	$9,309
Aug-2024	$10,072	$9,995
Aug-2025	$10,380	$10,311

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 13, 2019)
FI Institutional Group ESG Fixed Income Fund for Retirement Plans	3.06%	-0.31%	0.65%
ICE BofA U.S. Broad Market Index	3.16%	-0.69%	0.54%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$3,115,106
Number of Portfolio Holdings	14
Advisory Fee	$0
Portfolio Turnover	15%

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Treasury Obligations
43.9%
Exchange-Traded Funds
31.2%
Financials
9.3%
Real Estate
3.5%
Consumer Staples
3.4%
Communications
3.2%
Technology
2.6%
Health Care
2.1%
Money Market Funds
0.5%
Other Assets in Excess of Liabilities
0.3%

Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market Funds	0.5%
Health Care	2.1%
Technology	2.6%
Communications	3.2%
Consumer Staples	3.4%
Real Estate	3.5%
Financials	9.3%
Exchange-Traded Funds	31.2%
U.S. Treasury Obligations	43.9%

Material Fund Changes

This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus dated December 29, 2024, which is available at https://Inst40ActTSR.com  or upon request by calling (800) 851-8845.

Effective May 1, 2025, the Fund’s name was changed from Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans to FI Institutional Group ESG Fixed Income Fund for Retirement Plans.

FI Institutional Group ESG Fixed Income Fund for Retirement Plans (QDVBX)

Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Funds' website (https://Inst40ActTSR.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 083125-QDVBX

FI Institutional Group

ESG Stock Fund for Retirement Plans (QDVSX)

Annual Shareholder Report - August 31, 2025

Fund Overview

This annual shareholder report contains important information about FI Institutional Group ESG Stock Fund for Retirement Plans (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 851-8845. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FI Institutional Group ESG Stock Fund for Retirement Plans	$-	-%

How did the Fund perform during the reporting period?

Globally, headlines have had no shortage of content as we reach the halfway point of 2025. While trade policy and geopolitical conflict has weighed on investors’ moods and outlooks, economic and political fundamentals are in better shape than many seem to realize. While the U.S. pursues tariffs, other developed world nations are strengthening economic ties with one another, and noisy politics overshadow benign underlying gridlock. In our view, the global economy, especially outside the U.S., is in better shape than most realize.

The Fund underperformed the MSCI ACWI IMI Index from September 1, 2024 through August 31, 2025. Country allocation contributed to relative return, while sector allocation and equity selection detracted. Selection within Financials contributed, driven by banking & financial services companies Banco Santander, Banco Bilbao and Citigroup. Additionally, an overweight to and selection within Taiwanese Information Technology contributed, as Taiwan Semiconductor Manufacturing outperformed. Conversely, selection within the U.S. detracted, driven by pharmaceutical company Eli Lily, health insurance provider United Health and software company Adobe. Further, selection within Consumer Discretionary detracted, as e-commerce platform Meituan, home construction company Toll Brothers and athletic apparel company Adidas underperformed.

Relative weight to the E.U. increased as markets have adapted to tariffs, political uncertainty has waned, and economic data continues to show unexpected resilience. Relative weight to the U.S. decreased as trade policy uncertainty could slow U.S. business investment decisions and drive non-U.S. free trade deals, boosting non-U.S. economic growth.

Relative weight to Financials increased as the broader banking system remains robust. Relative weight to Information Technology decreased as expectations remain elevated against a backdrop of crowded growth positioning, a loosening labor market, and expanding earnings breadth.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

FI Institutional Group ESG Stock Fund for Retirement Plans
MSCI ACWI IMI Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$22,306
$18,481
Dec-2019
Aug-2020
Aug-2021
Aug-2022
Aug-2023
Aug-2024
Aug-2025

	FI Institutional Group ESG Stock Fund for Retirement Plans	MSCI ACWI IMI Index
Dec-2019	$10,000	$9,999
Aug-2020	$11,580	$10,565
Aug-2021	$15,178	$13,746
Aug-2022	$11,834	$11,514
Aug-2023	$15,069	$13,049
Aug-2024	$19,609	$16,001
Aug-2025	$22,306	$18,481

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 13, 2019)
FI Institutional Group ESG Stock Fund for Retirement Plans	13.75%	14.01%	15.06%
MSCI ACWI IMI Index	15.48%	11.83%	11.34%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$334,546
Number of Portfolio Holdings	105
Advisory Fee	$0
Portfolio Turnover	23%

What did the Fund invest in?

Country Weighting (% of net assets)

Value	Value
Finland	0.3%
India	0.4%
Canada	1.0%
Norway	1.0%
Australia	1.2%
Netherlands	1.3%
Denmark	1.5%
Sweden	1.7%
Brazil	2.1%
Italy	2.4%
Taiwan Province of China	2.6%
Japan	3.3%
France	3.7%
Germany	3.8%
Spain	4.4%
Switzerland	4.5%
United Kingdom	5.3%
China	5.9%
United States	53.4%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	0.6%
Materials	3.7%
Consumer Staples	4.5%
Communications	4.8%
Energy	6.0%
Consumer Discretionary	7.0%
Health Care	9.9%
Industrials	16.0%
Technology	18.6%
Financials	28.7%

Material Fund Changes

This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus dated December 29, 2024, which is available at https://Inst40ActTSR.com  or upon request by calling (800) 851-8845.

Effective May 1, 2025, the Fund’s name was changed from Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans to FI Institutional Group ESG Stock Fund for Retirement Plans.

FI Institutional Group ESG Stock Fund for Retirement Plans (QDVSX)

Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Funds' website (https://Inst40ActTSR.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 083125-QDVSX

FI Institutional Group

Fixed Income Fund for Retirement Plans (QDIBX)

Annual Shareholder Report - August 31, 2025

Fund Overview

This annual shareholder report contains important information about FI Institutional Group Fixed Income Fund for Retirement Plans (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 851-8845. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FI Institutional Group Fixed Income Fund for Retirement Plans	$-	-%

How did the Fund perform during the reporting period?

Globally, headlines have had no shortage of content as we reach the halfway point of 2025. While trade policy and geopolitical conflict has weighed on investors’ moods and outlooks, economic and political fundamentals are in better shape than many seem to realize. While the U.S. pursues tariffs, other developed world nations are strengthening economic ties with one another, and noisy politics overshadow benign underlying gridlock. In our view, the global economy, especially outside the U.S., is in better shape than most realize.

The Fund underperformed the ICE BofA U.S. Broad Market Index for the period from September 1, 2024 through August 31, 2025. Selection within Sovereign bonds was the largest contributor to relative return. Conversely, selection within Corporate bonds was the largest detractor from relative return. Further, a strategic lack of exposure to Quasi & Foreign Government Sovereign bonds also detracted.

For the period we increased our exposure to sovereign bonds by 15.53% while corporate bond exposure decreased by 14.63%.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

FI Institutional Group Fixed Income Fund for Retirement Plans
ICE BofA U.S. Broad Market Index
$15,000
$10,000
$5,000
$0
$10,475
$10,311
Dec-2019
Aug-2020
Aug-2021
Aug-2022
Aug-2023
Aug-2024
Aug-2025

	FI Institutional Group Fixed Income Fund for Retirement Plans	ICE BofA U.S. Broad Market Index
Dec-2019	$10,000	$10,000
Aug-2020	$10,530	$10,676
Aug-2021	$10,780	$10,662
Aug-2022	$9,429	$9,433
Aug-2023	$9,372	$9,309
Aug-2024	$10,161	$9,995
Aug-2025	$10,475	$10,311

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 13, 2019)
FI Institutional Group Fixed Income Fund for Retirement Plans	3.09%	-0.10%	0.81%
ICE BofA U.S. Broad Market Index	3.16%	-0.69%	0.54%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$3,143,270
Number of Portfolio Holdings	13
Advisory Fee	$0
Portfolio Turnover	14%

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Treasury Obligations
45.1%
Exchange-Traded Funds
30.2%
Financials
9.2%
Real Estate
3.5%
Consumer Staples
3.4%
Communications
3.1%
Technology
2.6%
Health Care
2.1%
Money Market Funds
0.5%
Other Assets in Excess of Liabilities
0.3%

Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market Funds	0.5%
Health Care	2.1%
Technology	2.6%
Communications	3.1%
Consumer Staples	3.4%
Real Estate	3.5%
Financials	9.2%
Exchange-Traded Funds	30.2%
U.S. Treasury Obligations	45.1%

Material Fund Changes

This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus dated December 29, 2024, which is available at https://Inst40ActTSR.com  or upon request by calling (800) 851-8845.

Effective May 1, 2025, the Fund’s name was changed from Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans to FI Institutional Group Fixed Income Fund for Retirement Plans.

FI Institutional Group Fixed Income Fund for Retirement Plans (QDIBX)

Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Funds' website (https://Inst40ActTSR.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 083125-QDIBX

FI Institutional Group

Stock Fund for Retirement Plans (QDISX)

Annual Shareholder Report - August 31, 2025

Fund Overview

This annual shareholder report contains important information about FI Institutional Group Stock Fund for Retirement Plans (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 851-8845. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FI Institutional Group Stock Fund for Retirement Plans	$-	-%

How did the Fund perform during the reporting period?

Globally, headlines have had no shortage of content as we reach the halfway point of 2025. While trade policy and geopolitical conflict has weighed on investors’ moods and outlooks, economic and political fundamentals are in better shape than many seem to realize. While the U.S. pursues tariffs, other developed world nations are strengthening economic ties with one another, and noisy politics overshadow benign underlying gridlock. In our view, the global economy, especially outside the U.S., is in better shape than most realize.

The Fund performed in line with the MSCI ACWI IMI Index from September 1, 2024 through August 31, 2025. Country allocation contributed to relative return, while sector allocation and equity selection detracted. Selection within Financials contributed, driven by banking & financial services companies Banco Santander, Banco Bilbao and Intesa Sanpaolo. Additionally, an overweight to and selection within Taiwanese Information Technology contributed, as Taiwan Semiconductor Manufacturing outperformed. Conversely, selection within Consumer Discretionary detracted, driven by e-commerce platform Meituan, home construction company Toll Brothers and athletic apparel company Adidas. Further, selection within Information Technology detracted, as electronics company Samsung Electronics, software company Adobe and semiconductor manufacturer ASML underperformed.

Relative weight to the E.U. increased as markets have adapted to tariffs, political uncertainty has waned, and economic data continues to show unexpected resilience. Relative weight to the U.S. decreased as trade policy uncertainty could slow U.S. business investment decisions and drive non-U.S. free trade deals, boosting non-U.S. economic growth.

Relative weight to Financials increased as the broader banking system remains robust. Relative weight to Information Technology decreased as expectations remain elevated against a backdrop of crowded growth positioning, a loosening labor market, and expanding earnings breadth.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

FI Institutional Group Stock Fund for Retirement Plans
MSCI ACWI IMI Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$22,377
$18,481
Dec-2019
Aug-2020
Aug-2021
Aug-2022
Aug-2023
Aug-2024
Aug-2025

	FI Institutional Group Stock Fund for Retirement Plans	MSCI ACWI IMI Index
Dec-2019	$10,000	$9,999
Aug-2020	$11,580	$10,565
Aug-2021	$15,293	$13,746
Aug-2022	$11,844	$11,514
Aug-2023	$14,894	$13,049
Aug-2024	$19,366	$16,001
Aug-2025	$22,377	$18,481

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 13, 2019)
FI Institutional Group Stock Fund for Retirement Plans	15.55%	14.08%	15.13%
MSCI ACWI IMI Index	15.48%	11.83%	11.34%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$335,656
Number of Portfolio Holdings	112
Advisory Fee	$0
Portfolio Turnover	25%

What did the Fund invest in?

Country Weighting (% of net assets)

Value	Value
Finland	0.3%
India	0.7%
Sweden	1.0%
Denmark	1.1%
Australia	1.2%
Brazil	1.4%
Netherlands	1.8%
Italy	1.9%
Taiwan Province of China	2.5%
Canada	3.0%
France	3.2%
Switzerland	3.6%
Japan	4.0%
Spain	4.4%
United Kingdom	5.1%
China	5.0%
Germany	5.7%
United States	53.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	0.7%
Materials	3.6%
Consumer Staples	4.5%
Energy	6.0%
Consumer Discretionary	6.8%
Communications	7.5%
Health Care	9.1%
Industrials	17.3%
Technology	18.1%
Financials	26.2%

Material Fund Changes

This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus dated December 29, 2024, which is available at https://Inst40ActTSR.com  or upon request by calling (800) 851-8845.

Effective May 1, 2025, the Fund’s name was changed from Fisher Investments Institutional Group Stock Fund for Retirement Plans to FI Institutional Group Stock Fund for Retirement Plans.

FI Institutional Group Stock Fund for Retirement Plans (QDISX)

Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Funds' website (https://Inst40ActTSR.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 083125-QDISX

OneAscent Core Plus Bond ETF

(OACP) NYSE Arca, Inc.

Annual Shareholder Report - August 31, 2025

Fund Overview

This annual shareholder report contains important information about OneAscent Core Plus Bond ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://investments.oneascent.com/d/semi-annual-report-oacp. You can also request this information by contacting us at (800) 222-8274.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OneAscent Core Plus Bond ETF	$75	0.74%

How did the Fund perform during the reporting period?

The OneAscent Core Plus Bond ETF (the "Fund") outperformed its benchmark for the 12-months ended August 31, 2025, due to both asset allocation and security selection. Treasury bonds contributed to the performance of the Fund, while corporate bonds and asset backed securities provided positive performance over the year.

Asset allocation contributed somewhat to positive performance. The Fund's underweight position in treasuries benefited the portfolio as spread product outperformed. The Fund's overweight allocation to higher yielding corporate bonds, in sectors such as Financials, Communication Services and Consumer Staples all added value.

The portfolio primarily benefited from security selection. Security selection in corporate bonds, asset backed securities and commercial mortgage-backed securities added significant value.

The Fund was positioned with a neutral duration throughout the year and did not experience much performance differential due to duration or yield curve positioning.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

OneAscent Core Plus Bond ETF - NAV
Bloomberg U.S. Aggregate Bond Index
$10,510
$10,260
$10,010
$9,760
$9,510
$9,260
$10,488
$10,381
03/30/22
05/31/22
08/31/22
11/30/22
02/28/23
05/31/23
08/31/23
11/30/23
02/29/24
05/31/24
08/31/24
11/30/24
02/28/25
05/31/25
08/31/25

	OneAscent Core Plus Bond ETF - NAV	Bloomberg U.S. Aggregate Bond Index
03/30/22	$10,000	$10,000
05/31/22	$9,632	$9,689
08/31/22	$9,477	$9,494
11/30/22	$9,265	$9,296
02/28/23	$9,295	$9,292
05/31/23	$9,459	$9,481
08/31/23	$9,377	$9,381
11/30/23	$9,414	$9,405
02/29/24	$9,650	$9,601
05/31/24	$9,690	$9,605
08/31/24	$10,148	$10,065
11/30/24	$10,172	$10,052
02/28/25	$10,259	$10,159
05/31/25	$10,188	$10,129
08/31/25	$10,488	$10,381

Average Annual Total Returns

	1 Year	Since Inception (March 30, 2022)
OneAscent Core Plus Bond ETF - NAV	3.35%	1.40%
Bloomberg U.S. Aggregate Bond Index	3.14%	1.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$186,332,121
Number of Portfolio Holdings	224
Advisory Fee	$845,507
Portfolio Turnover	129%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 4.875%, due 08/15/45	3.4%
United States Treasury Note, 4.250%, due 08/15/35	2.0%
United States Treasury Note, 3.875%, due 07/31/30	1.6%
Fannie Mae Pool, 3.000%, due 04/1/52	1.4%
United States Treasury Note, 3.875%, due 07/31/27	1.2%
Fannie Mae Pool, 4.000%, due 06/1/52	1.1%
Fannie Mae Pool, 5.500%, due 10/1/53	1.1%
Fannie Mae Pool, 3.500%, due 04/1/52	1.1%
Fannie Mae Pool, 3.000%, due 04/1/52	1.1%
Fannie Mae Pool, 5.500%, due 05/1/54	1.1%

What did the Fund invest in?

Asset Weighting (% of total investments)

Corporate Bonds
46.1%
U.S. Government & Agencies
31.0%
Asset Backed Securities
10.4%
Municipal Bonds
8.2%
Term Loans
1.6%
Collateralized Mortgage Obligations
1.1%
Foreign Governments
1.1%
Other Assets in Excess of Liabilities
0.5%

Value	Value
Other Assets in Excess of Liabilities	0.5%
Foreign Governments	1.1%
Collateralized Mortgage Obligations	1.1%
Term Loans	1.6%
Municipal Bonds	8.2%
Asset Backed Securities	10.4%
U.S. Government & Agencies	31.0%
Corporate Bonds	46.1%

Material Fund Changes

No material changes occurred during the year ended August 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://investments.oneascent.com/oacp), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

OneAscent Core Plus Bond ETF

Annual Shareholder Report - August 31, 2025

TSR-AR 083125-OACP

OneAscent Emerging Markets ETF

(OAEM) NYSE Arca, Inc.

Annual Shareholder Report - August 31, 2025

Fund Overview

This annual shareholder report contains important information about OneAscent Emerging Markets ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://investments.oneascent.com/d/semi-annual-report-oaem. You can also request this information by contacting us at (800) 222-8274.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OneAscent Emerging Markets ETF	$130	1.25%

How did the Fund perform during the reporting period?

The OneAscent Emerging Markets ETF returned 7.53% from 9/1/24 through 8/31/25, compared to MSCI Emerging Market Index's return of 16.80%. The large underperformance was mainly due to the Fund's underweight of China.

Due to the Fund's values-based approach, the Fund does not support the Chinese Communist Party and companies that are beholden to it. However, the Chinese stock market, by far the biggest weight in the MSCI Emerging Market Index, was also one of the best performing emerging markets in the period. This had a negative effect on the Fund's overall performance compared to the index, ultimately accounting for nearly 75% of the underperformance. A higher than usual cash level and poor allocation in Indonesia accounted for the rest.

On a positive note, good stock selection and overall allocation decisions in South Korea and India led to the biggest positive contributions in the period.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

OneAscent Emerging Markets ETF - NAV
MSCI Emerging Markets Index
$14,050
$13,240
$12,430
$11,620
$10,810
$10,000
$14,043
$13,252
09/14/22
11/30/22
02/28/23
05/31/23
08/31/23
11/30/23
02/29/24
05/31/24
08/31/24
11/30/24
02/28/25
05/31/25
08/31/25

	OneAscent Emerging Markets ETF - NAV	MSCI Emerging Markets Index
09/14/22	$10,000	$10,000
11/30/22	$10,376	$10,136
02/28/23	$10,828	$10,083
05/31/23	$11,245	$10,098
08/31/23	$11,177	$10,448
11/30/23	$11,377	$10,562
02/29/24	$11,762	$10,964
05/31/24	$11,681	$11,349
08/31/24	$12,323	$12,023
11/30/24	$11,876	$11,815
02/28/25	$11,930	$12,068
05/31/25	$12,591	$12,829
08/31/25	$13,252	$14,043

Average Annual Total Returns

	1 Year	Since Inception (September 14, 2022)
OneAscent Emerging Markets ETF - NAV	7.53%	9.97%
MSCI Emerging Markets Index	16.80%	12.15%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$55,707,446
Number of Portfolio Holdings	40
Advisory Fee (net of recoupments)	$428,039
Portfolio Turnover	42%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	12.0%
Samsung Electronics Co. Ltd.	5.8%
MediaTek, Inc.	3.5%
Harmony Gold Mining Co. Ltd.	3.2%
MakeMyTrip Ltd.	3.0%
Central Pattana PCL	2.7%
HDFC Bank Ltd.	2.7%
MercadoLibre, Inc.	2.7%
Accton Technology Corp.	2.4%
NU Holdings Ltd., Class A	2.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 30.8%
Financials 14.3%
Industrials 10.3%
Consumer Discretionary 9.3%
Materials 9.0%
Communications 4.5%
Consumer Staples 4.4%
Health Care 3.3%
Real Estate 2.7%
Energy 1.1%
Other Assets in Excess of Liabilities 10.3%

Value	Value
Other Assets in Excess of Liabilities	10.3%
Energy	1.1%
Real Estate	2.7%
Health Care	3.3%
Consumer Staples	4.4%
Communications	4.5%
Materials	9.0%
Consumer Discretionary	9.3%
Industrials	10.3%
Financials	14.3%
Technology	30.8%

Material Fund Changes

No material changes occurred during the year ended August 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://investments.oneascent.com/oaem), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

OneAscent Emerging Markets ETF

Annual Shareholder Report - August 31, 2025

TSR-AR 083125-OAEM

OneAscent International Equity ETF

(OAIM) NYSE Arca, Inc.

Annual Shareholder Report - August 31, 2025

Fund Overview

This annual shareholder report contains important information about OneAscent International Equity ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://investments.oneascent.com/d/semi-annual-report-oaim. You can also request this information by contacting us at (800) 222-8274.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OneAscent International Equity ETF	$104	0.95%

How did the Fund perform during the reporting period?

The OneAscent International Equity ETF (the "Fund") returned 18.95% from 9/1/24 to 8/31/25, compared to the MSCI ACWI ex-US Index's return of 15.42%. Strong stock picking in Europe was the main cause of the outperformance in the period.

The top contributors to performance were from Europe: Heidelberg Materials A.G., Alpha Bank A.E., Indra Sistemas S.A., and KBC Group N.V. From a sector perspective, good stock picking in materials and industrials also contributed greatly to the outperformance.

Bad stock picking and an overweight position in Japan were the biggest negative contributing factors to performance in the period. With a full 5% overweight in Japan which, as a whole, underperformed the index, the result was nearly 300bps of negative attribution. The Fund's perennial underweight to Chinese stocks, which as a group rose nearly 50%, was the second largest negative contributing factor to performance.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

OneAscent International Equity ETF - NAV
MSCI ACWI ex USA Index
$16,450
$15,160
$13,870
$12,580
$11,290
$10,000
$16,449
$15,496
09/14/22
11/30/22
02/28/23
05/31/23
08/31/23
11/30/23
02/29/24
05/31/24
08/31/24
11/30/24
02/28/25
05/31/25
08/31/25

	OneAscent International Equity ETF - NAV	MSCI ACWI ex USA Index
09/14/22	$10,000	$10,000
11/30/22	$10,708	$10,519
02/28/23	$11,464	$10,891
05/31/23	$11,786	$10,938
08/31/23	$12,189	$11,357
11/30/23	$11,851	$11,494
02/29/24	$12,791	$12,254
05/31/24	$13,283	$12,770
08/31/24	$13,829	$13,425
11/30/24	$13,623	$12,992
02/28/25	$13,769	$13,436
05/31/25	$15,450	$14,526
08/31/25	$16,449	$15,496

Average Annual Total Returns

	1 Year	Since Inception (September 14, 2022)
OneAscent International Equity ETF - NAV	18.95%	18.30%
MSCI ACWI ex USA Index	15.42%	15.94%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$229,099,646
Number of Portfolio Holdings	40
Advisory Fee (net of recoupments)	$1,253,988
Portfolio Turnover	40%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
KBC Group N.V.	4.2%
Indra Sistemas S.A.	3.6%
Heidelberg Materials A.G.	3.4%
Mitsubishi Electric Corp.	3.4%
Alpha Bank A.E.	3.4%
CRH plc	3.1%
Rakus Co. Ltd.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.8%
Siemens AG	2.8%
Alamos Gold, Inc.	2.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
27.3%
Industrials
20.9%
Financials
13.6%
Materials
12.9%
Energy
5.1%
Health Care
2.8%
Utilities
2.1%
Consumer Staples
1.9%
Other Assets in Excess of Liabilities
13.4%

Value	Value
Other Assets in Excess of Liabilities	13.4%
Consumer Staples	1.9%
Utilities	2.1%
Health Care	2.8%
Energy	5.1%
Materials	12.9%
Financials	13.6%
Industrials	20.9%
Technology	27.3%

Material Fund Changes

No material changes occurred during the year ended August 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://investments.oneascent.com/oaim), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

OneAscent International Equity ETF

Annual Shareholder Report - August 31, 2025

TSR-AR 083125-OAIM

OneAscent Large Cap Core ETF

(OALC) NYSE Arca, Inc.

Annual Shareholder Report - August 31, 2025

Fund Overview

This annual shareholder report contains important information about OneAscent Large Cap Core ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://investments.oneascent.com/d/semi-annual-report-oalc. You can also request this information by contacting us at (800) 222-8274.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OneAscent Large Cap Core ETF	$54	0.49%

How did the Fund perform during the reporting period?

The OneAscent Large Cap ETF (the "Fund") returned 18.45% from 9/1/24 to 8/31/25, compared to S&P 500 Index's return of 15.88%. The Fund's outperformance in the period was mainly due to stocks that were not in the Fund due to the Fund's values-based screening. One-third of the Fund's outperformance came from not owning Apple, Inc., which was the biggest holding in the index. Together the underperformance of Apple, Inc. and United Healthcare, Inc. allowed for over half of the outperformance of the Fund over the index.

The Fund owned several smaller technology companies in order to make up for some of the big companies such as Apple, Inc. and Meta Platofrms that were not in the Fund. Companies such as Applovin Corp., Credot Technology Group, Ubiquiti, Inc., and Arista Networks, Inc. accounted for the rest of the outperformance.

On the other end of the spectrum, some of the other stocks that the Fund screened out did well and therefore negatively affected performance. Meta Platforms, Netflix, Tesla, Wells Fargo and Goldman Sachs were all stocks not included in the Fund and subtracted the most from attribution.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

OneAscent Large Cap Core ETF - NAV
S&P 500® Index
$14,620
$13,320
$12,020
$10,720
$9,420
$8,120
$14,606
$13,711
11/15/21
11/30/21
02/28/22
05/31/22
08/31/22
11/30/22
02/28/23
05/31/23
08/31/23
11/30/23
02/29/24
05/31/24
08/31/24
11/30/24
02/28/25
05/31/25
08/31/25

	OneAscent Large Cap Core ETF - NAV	S&P 500® Index
11/15/21	$10,000	$10,000
11/30/21	$9,708	$9,760
02/28/22	$8,989	$9,380
05/31/22	$8,593	$8,896
08/31/22	$8,129	$8,551
11/30/22	$8,589	$8,861
02/28/23	$8,696	$8,659
05/31/23	$8,611	$9,156
08/31/23	$9,387	$9,914
11/30/23	$9,676	$10,087
02/29/24	$10,667	$11,295
05/31/24	$10,937	$11,737
08/31/24	$11,575	$12,605
11/30/24	$12,418	$13,506
02/28/25	$12,248	$13,374
05/31/25	$12,447	$13,324
08/31/25	$13,711	$14,606

Average Annual Total Returns

	1 Year	Since Inception (November 15, 2021)
OneAscent Large Cap Core ETF - NAV	18.45%	8.68%
S&P 500® Index	15.88%	10.51%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$151,884,992
Number of Portfolio Holdings	204
Advisory Fee (net of waivers)	$332,565
Portfolio Turnover	28%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corp.	7.8%
Microsoft Corp.	7.1%
Amazon.com, Inc.	4.2%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class A	2.4%
Alphabet, Inc., Class C	2.2%
Berkshire Hathaway, Inc., Class B	1.9%
JPMorgan Chase & Co.	1.9%
Cisco Systems, Inc.	1.4%
Visa, Inc., Class A	1.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
38.7%
Consumer Discretionary
12.6%
Financials
11.4%
Communications
10.0%
Industrials
7.8%
Health Care
7.0%
Consumer Staples
4.9%
Energy
2.4%
Utilities
2.2%
Materials
1.4%
Real Estate
1.0%
Other Assets in Excess of Liabilities
0.6%

Value	Value
Other Assets in Excess of Liabilities	0.6%
Real Estate	1.0%
Materials	1.4%
Utilities	2.2%
Energy	2.4%
Consumer Staples	4.9%
Health Care	7.0%
Industrials	7.8%
Communications	10.0%
Financials	11.4%
Consumer Discretionary	12.6%
Technology	38.7%

Material Fund Changes

No material changes occurred during the year ended August 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://investments.oneascent.com/oalc), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

OneAscent Large Cap Core ETF

Annual Shareholder Report - August 31, 2025

TSR-AR 083125-OALC

OneAscent Small Cap Core ETF

(OASC) NYSE Arca, Inc.

Annual Shareholder Report - August 31, 2025

Fund Overview

This annual shareholder report contains important information about OneAscent Small Cap Core ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://investments.oneascent.com/d/semi-annual-report-oasc. You can also request this information by contacting us at (800) 222-8274.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OneAscent Small Cap Core ETF	$65	0.64%

How did the Fund perform during the reporting period?

The OneAscent Small Cap Core ETF (the "Fund") rose 2.54% from 9/1/24 through 8/31/25, compared to S&P SmallCap 600 Index's return of 3.51%. the slight underperformance during this period gave back most of the early outperformance of the Fund. The since-inception performance of the Fund is now very similar to the index.

Most of the underperformance was due to stocks the Fund did not own due to its values-based screening. Hims & Hers Health Inc., Corcept Therapeutics Inc., and Brinker International were three of the best performing stocks in the period but were the 3 biggest detractors from the Fund's performance.

Overall, the Fund's performance was in line with its objective, which is to provide index-like returns while investing in companies aligned with Christian values.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

OneAscent Small Cap Core ETF - NAV
S&P 500® Index
S&P SmallCap 600® Index
$12,140
$11,710
$11,280
$10,850
$10,420
$9,990
$12,109
$11,284
$11,237
06/12/24
08/31/24
11/30/24
02/28/25
05/31/25
08/31/25

	OneAscent Small Cap Core ETF - NAV	S&P 500® Index	S&P SmallCap 600® Index
06/12/24	$10,000	$10,000	$10,000
08/31/24	$11,004	$10,450	$10,856
11/30/24	$11,840	$11,197	$11,826
02/28/25	$10,673	$11,088	$10,562
05/31/25	$10,038	$11,046	$9,995
08/31/25	$11,284	$12,109	$11,237

Average Annual Total Returns

	1 Year	Since Inception (June 12, 2024)
OneAscent Small Cap Core ETF - NAV	2.54%	10.41%
S&P 500® Index	15.88%	17.00%
S&P SmallCap 600® Index	3.51%	10.04%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$35,095,810
Number of Portfolio Holdings	225
Advisory Fee (net of waivers)	$0
Portfolio Turnover	32%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mr. Cooper Group, Inc.	1.0%
SPX Technologies, Inc.	1.0%
Lincoln National Corp.	1.0%
Piper Sandler Cos.	0.9%
Kratos Defense & Security Solutions, Inc.	0.9%
United Community Banks, Inc.	0.9%
Kennedy-Wilson Holdings, Inc.	0.9%
First Hawaiian, Inc.	0.8%
Cavco Industries, Inc.	0.8%
S&T Bancorp, Inc.	0.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.4%
Consumer Staples	1.3%
Communications	2.2%
Utilities	3.1%
Energy	3.3%
Real Estate	5.0%
Materials	7.4%
Health Care	8.0%
Technology	13.3%
Industrials	16.8%
Consumer Discretionary	16.9%
Financials	21.3%

Material Fund Changes

Effective no earlier than November 12, 2025, the Fund will be changing its investment objective to seek to outperform the Bloomberg US 2500 Total Return Index, before deduction of expenses, using an investment universe that is subjected to the OneAscent Values-Based Screening process. The Fund will also change its 80% policy to invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities (principally common stocks) of Small and Mid-Cap Companies. Effective with these changes, the Fund will change its name to OneAscent Enhanced Small and Mid Cap ETF and will make corresponding revisions to its principal strategies.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://investments.oneascent.com/oasc), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

OneAscent Small Cap Core ETF

Annual Shareholder Report - August 31, 2025

TSR-AR 083125-OASC

Tactical Multi-Purpose Fund

Tactical Multi-Purpose Fund (TMPFX)

Annual Shareholder Report - August 31, 2025

Fund Overview

This annual shareholder report contains important information about Tactical Multi-Purpose Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 550-1071.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tactical Multi-Purpose Fund	$102	1.00%

How did the Fund perform during the reporting period?

The Fund seeks positive total returns over the long-term regardless of market conditions in the U.S. and foreign equity markets. The Fund is designed to be used by the Adviser to facilitate moving groups of clients into and out of defensive and special situation investments efficiently, based on the Adviser’s perceptions of market risks and opportunities.

During the fiscal year ended August 31, 2025, the Adviser did not take a defensive position; therefore the Fund was limited in size, with its assets invested mostly in T-Bills and cash equivalents. The Fund returned 3.64% during the fiscal year ended August 31, 2025. During the same period, the Fund’s primary benchmark, the ICE BofA 3-month U.S. Treasury Bill Index, returned 4.51%.

The Fund’s relative underperformance is reflective of its modest investment in T-Bills and cash equivalents for the period, which generated minimal interest. Underperformance as compared to the index is also in part due to the Fund’s 1.00% expense ratio (the performance of the index does not reflect the deduction of expenses). Due to the size of the investment, the Fund maintained a sizeable portion of the investments in cash equivalents to meet expense obligations. However, T-Bills were purchased throughout the period to opportunistically benefit from changes by the Federal Reserve to short rates. It is anticipated that similar positioning will continue until the Adviser utilizes the Fund for defensive purposes or prevailing short-term interest rates meaningfully change.

No portfolio shifts have been made to the Fund.

The Adviser remains constructive on global equities. Investors remain concerned about tariffs, ongoing regional conflicts, sovereign debt levels, and the possibility of a global recession. However, overly pessimistic tariff concerns reset investor sentiment. And a steep global yield curve, easing inflation pressures, and improving non-U.S. economic growth all appear bullish looking ahead.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Tactical Multi-Purpose Fund
Bloomberg U.S. Treasury Index
ICE BofA 3-Month U.S. Treasury Bill Index
$15,000
$10,000
$5,000
$0
$12,204
$11,073
$10,951
03/30/17
08/31/17
08/31/18
08/31/19
08/31/20
08/31/21
08/31/22
08/31/23
08/31/24
08/31/25

	Tactical Multi-Purpose Fund	Bloomberg U.S. Treasury Index	ICE BofA 3-Month U.S. Treasury Bill Index
03/30/17	$10,000	$10,000	$10,000
08/31/17	$9,980	$10,258	$10,039
08/31/18	$9,930	$10,100	$10,192
08/31/19	$9,950	$11,148	$10,433
08/31/20	$9,930	$11,926	$10,565
08/31/21	$9,840	$11,675	$10,573
08/31/22	$9,800	$10,414	$10,612
08/31/23	$10,110	$10,198	$11,067
08/31/24	$10,567	$10,812	$11,677
08/31/25	$10,951	$11,073	$12,204

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 30, 2017)
Tactical Multi-Purpose Fund	3.64%	1.98%	1.08%
Bloomberg U.S. Treasury Index	2.42%	-1.47%	1.22%
ICE BofA 3-Month U.S. Treasury Bill Index	4.51%	2.93%	2.39%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$27,372
Number of Portfolio Holdings	2
Advisory Fee (net of waivers)	$0
Portfolio Turnover	0%

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Money Market Funds
53.1%
U.S. Treasury Obligations
47.1%
Liabilities in Excess of Other Assets
-0.2%

Value	Value
Liabilities in Excess of Other Assets	-0.2%
U.S. Treasury Obligations	47.1%
Money Market Funds	53.1%

Material Fund Changes

No material changes occurred during the year ended August 31, 2025.

Tactical Multi-Purpose Fund (TMPFX)

Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://Inst40ActTSR.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 083125-TMPFX

(b)	Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.

(a)(2)	Freddie Jacobs, Jr. is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

Tactical Multi-Purpose Fund:	FY 2025	$8,450
	FY 2024	$8,450

FIIG Retirement Funds	FY 2025	$65,500
	FY 2024	$65,500

OneAscent Large Cap Core ETF:	FY 2025	$16,400
	FY 2024	$16,400

OneAscent Core Plus Bond ETF:	FY 2025	$16,950
	FY 2024	$16,950

OneAscent Emerging Markets ETF:	FY 2025	$74,450
	FY 2024	$17,450

OneAscent International Equity ETF:	FY 2025	$17,450
	FY 2024	$17,450

OneAscent Small Cap Core ETF:	FY 2025	$16,400
	FY 2024	$16,400

(b)	Audit-Related Fees

Tactical Multi-Purpose Fund:	FY 2025	$0
	FY 2024	$0

FIIG Retirement Funds	FY 2025	$0
	FY 2024	$0

OneAscent Large Cap Core ETF:	FY 2025	$0
	FY 2024	$0

OneAscent Core Plus Bond ETF:	FY 2025	$0
	FY 2024	$0

OneAscent Emerging Markets ETF:	FY 2025	$0
	FY 2024	$0

OneAscent International Equity ETF:	FY 2025	$0
	FY 2024	$0

OneAscent Small Cap Core ETF:	FY 2025	$0
	FY 2024	$0

(c)	Tax Fees

Tactical Multi-Purpose Fund:	FY 2025	$3,300
	FY 2024	$3,300

FIIG Retirement Funds	FY 2025	$13,200
	FY 2024	$13,200

OneAscent Large Cap Core ETF:	FY 2025	$3,300
	FY 2024	$3,300

OneAscent Core Plus Bond ETF:	FY 2025	$3,300
	FY 2024	$3,300

OneAscent Emerging Markets ETF:	FY 2025	$3,300
	FY 2024	$3,300

OneAscent International Equity ETF:	FY 2025	$3,300
	FY 2024	$3,300

OneAscent Small Cap Core ETF:	FY 2024	$3,300
	FY 2024	$0

Nature of the fees: Preparation of the 1120 RIC and Excise review

(d)	All Other Fees

Tactical Multi-Purpose Fund:	FY 2025	$0
	FY 2024	$0

FIIG Retirement Funds	FY 2025	$0
	FY 2024	$0

OneAscent Large Cap Core ETF:	FY 2025	$0
	FY 2024	$0

OneAscent Core Plus Bond ETF:	FY 2025	$0
	FY 2024	$0

OneAscent Emerging Markets ETF:	FY 2025	$0
	FY 2024	$0

OneAscent International Equity ETF:	FY 2025	$0
	FY 2024	$0

OneAscent Small Cap Core ETF:	FY 2025	$0
	FY 2024	$0

(e)	(1)	Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence;

(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	During audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	Registrant	Adviser
FY 2025	$0	$0
FY 2024	$0	$0

(h)	Not applicable. The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies.

Certain series of the registrant that appear in the shareholder report included in Item 1 are listed issuers as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and have a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The audit committee consists of Daniel J. Condon, Freddie Jacobs, Jr. and Ronald C. Tritschler.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

FI INSTITUTIONAL
GROUP FUND FAMILY

Annual Financial Statements

and Additional Information

August 31, 2025

FI Institutional Group
Stock Fund for Retirement Plans
(Formerly Fisher Investments Institutional Group
Stock Fund for Retirement Plans)

FI Institutional Group
ESG Stock Fund for Retirement Plans
(Formerly Fisher Investments Institutional Group
ESG Stock Fund for Retirement Plans)

FI Institutional Group
Fixed Income Fund for Retirement Plans
(Formerly Fisher Investments Institutional Group
Fixed Income Fund for Retirement Plans)

FI Institutional Group
ESG Fixed Income Fund for Retirement Plans
(Formerly Fisher Investments Institutional Group
ESG Fixed Income Fund for Retirement Plans)

Fund Adviser:
Fisher Asset Management, LLC
6500 International Parkway, Suite 2050
Plano, Texas 75093
(800) 851-8845

FI Institutional Group Stock Fund for Retirement Plans
Schedule of Investments

August 31, 2025

COMMON STOCKS — 99.19%	Shares	Fair Value
Australia — 1.26%
Financials — 0.81%
Westpac Banking Corp.(a)	107	$2,704

Materials — 0.45%
BHP Group Ltd.(a)	26	735
Rio Tinto Ltd.(a)	10	756
		1,491
Total Australia		4,195

Brazil — 1.41%
Financials — 1.12%
Banco Bradesco SA - ADR	622	1,934
Itau Unibanco Holding SA - ADR	253	1,806
		3,740
Materials — 0.29%
Vale SA - ADR	95	977

Total Brazil		4,717

Canada — 2.94%
Energy — 0.36%
Suncor Energy, Inc.	29	1,198

Industrials — 1.04%
Canadian Pacific Kansas City Ltd.	46	3,505

Materials — 1.54%
Hudbay Minerals, Inc.(a)	232	2,784
Lundin Mining Corp.(a)	208	2,407
		5,191
Total Canada		9,894

China — 5.09%
Communications — 0.90%
Tencent Holdings Ltd. - ADR(a)	39	3,026

Consumer Discretionary — 1.62%
Alibaba Group Holding Ltd. - ADR(a)	21	2,835
Meituan Dianping(a)	198	2,609
		5,444
Financials — 2.33%
CITIC Securities Co., Ltd.(a)	1,365	5,012
Ping An Insurance (Group) Company of China Ltd., H Shares	388	2,802
		7,814
Health Care — 0.24%
Sino Biopharmaceutical Ltd. - ADR(a)	41	797

Total China		17,081

See accompanying notes which are an integral part of these financial statements.

1

FI Institutional Group Stock Fund for Retirement Plans
Schedule of Investments (continued)

August 31, 2025

COMMON STOCKS — 99.19% - continued	Shares	Fair Value
Denmark — 1.10%
Financials — 0.73%
Danske Bank A/S	60	$2,467

Industrials — 0.37%
FLSmidth & Co. A/S(a)	18	1,229

Total Denmark		3,696

Finland — 0.29%
Industrials — 0.29%
Valmet Oyj(a)	28	972

Total Finland		972

France — 3.22%
Consumer Discretionary — 0.58%
Kering SA - ADR	72	1,934

Energy — 0.48%
TotalEnergies SE	26	1,627

Financials — 0.62%
BNP Paribas SA(a)	23	2,068

Industrials — 1.13%
Legrand SA(a)	25	3,805

Technology — 0.41%
Dassault Systems SE(a)	44	1,369

Total France		10,803

Germany — 5.66%
Communications — 0.94%
Deutsche Telekom AG(a)	86	3,141

Consumer Discretionary — 0.87%
adidas AG(a)	12	2,335
Sixt SE(a)	6	594
		2,929
Industrials — 2.96%
MTU Aero Engines AG(a)	8	3,566
Siemens AG	23	6,367
		9,933
Technology — 0.89%
SAP SE(a)	11	2,982

Total Germany		18,985

See accompanying notes which are an integral part of these financial statements.

2

FI Institutional Group Stock Fund for Retirement Plans
Schedule of Investments (continued)

August 31, 2025

COMMON STOCKS — 99.19% - continued	Shares	Fair Value
India — 0.72%
Financials — 0.72%
HDFC Bank Ltd. - ADR(a)	34	$2,419

Total India		2,419

Italy — 1.80%
Energy — 0.54%
Eni SpA	101	1,801

Financials — 1.26%
Intesa Sanpaolo SpA	672	4,226

Total Italy		6,027

Japan — 4.06%
Financials — 0.51%
Sumitomo Mitsui Financial Group, Inc. - ADR	104	1,708

Industrials — 3.55%
Daifuku Co. Ltd. - ADR(a)	85	1,335
FANUC Corp. - ADR(a)	99	1,384
Mitsubishi Corp.	160	3,651
Mitsubishi Heavy Industries Ltd.(a)	130	3,320
SMC Corp. - ADR(a)	98	1,498
Yaskawa Electric Corp. - ADR(a)	18	719
		11,907
Total Japan		13,615

Netherlands — 1.77%
Financials — 0.66%
ING Groep NV(a)	93	2,215

Technology — 1.11%
ASML Holding NV	5	3,724

Total Netherlands		5,939

Spain — 4.41%
Consumer Discretionary — 0.90%
Industria de Diseno Textil SA	61	3,012

Financials — 3.51%
Banco Bilbao Vizcaya Argentaria SA	250	4,531
Banco Santander SA	479	4,572
CaixBank SA	275	2,745
		11,848
Total Spain		14,860

See accompanying notes which are an integral part of these financial statements.

3

FI Institutional Group Stock Fund for Retirement Plans
Schedule of Investments (continued)

August 31, 2025

COMMON STOCKS — 99.19% - continued	Shares	Fair Value
Sweden — 1.02%
Communications — 1.02%
Spotify Technology SA(a)	5	$3,409

Total Sweden		3,409

Switzerland — 3.60%
Financials — 2.58%
Swiss Re AG(a)	14	2,536
UBS Group AG(a)	151	6,113
		8,649
Health Care — 1.02%
Novartis AG(a)	27	3,414

Total Switzerland		12,063

Taiwan Province of China — 2.48%
Technology — 2.48%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	36	8,311

Total Taiwan Province of China		8,311

United Kingdom — 4.99%
Energy — 1.28%
BP PLC(a)	248	1,448
Shell PLC(a)	77	2,846
		4,294
Financials — 0.71%
NatWest Group PLC(a)	346	2,388

Health Care — 1.89%
AstraZeneca PLC(a)	22	3,506
GSK PLC	146	2,866
		6,372
Industrials — 1.11%
Rolls-Royce Holdings PLC(a)	257	3,717

Total United Kingdom		16,771

United States — 53.37%
Communications — 4.64%
Alphabet, Inc., Class A	26	5,536
Meta Platforms, Inc., Class A	12	8,865
Netflix, Inc.(a)	1	1,208
		15,609
Consumer Discretionary — 2.88%
Amazon.com, Inc.(a)	23	5,267
Home Depot, Inc. (The)	8	3,254
Starbucks Corp.	13	1,146
		9,667

See accompanying notes which are an integral part of these financial statements.

4

FI Institutional Group Stock Fund for Retirement Plans
Schedule of Investments (continued)

August 31, 2025

COMMON STOCKS — 99.19% - continued	Shares	Fair Value
United States — 53.37% - continued
Consumer Staples — 4.48%
Coca-Cola Co. (The)	42	$2,898
Costco Wholesale Corp.	3	2,830
PepsiCo, Inc.	13	1,932
Procter & Gamble Co. (The)	21	3,298
Walmart, Inc.	42	4,073
		15,031
Energy — 3.29%
Chevron Corp.	30	4,818
ConocoPhillips	11	1,089
Exxon Mobil Corp.	45	5,143
		11,050
Financials — 10.67%
American Express Co.	13	4,307
Bank of America Corp.	57	2,892
BlackRock, Inc.	3	3,381
Citigroup, Inc.	33	3,187
Goldman Sachs Group, Inc. (The)	5	3,726
Invesco Ltd.	52	1,138
Jefferies Financial Group, Inc.	25	1,621
JPMorgan Chase & Co.	14	4,220
MasterCard, Inc., Class A	4	2,381
Morgan Stanley	29	4,364
T. Rowe Price Group, Inc.	10	1,076
Visa, Inc., Class A	10	3,518
		35,811
Health Care — 6.00%
Abbott Laboratories	9	1,194
Eli Lilly & Co.	5	3,663
Exact Sciences Corp.(a)	14	664
Intuitive Surgical, Inc.(a)	9	4,260
Johnson & Johnson	6	1,063
Merck & Co., Inc.	32	2,692
Pfizer, Inc.	114	2,823
PTC Therapeutics, Inc.(a)	15	740
Thermo Fisher Scientific, Inc.	3	1,478
UnitedHealth Group, Inc.	5	1,549
		20,126
Industrials — 6.84%
AeroVironment, Inc.(a)	17	4,102
Boeing Co. (The)(a)	10	2,347
Cummins, Inc.	10	3,984
Deere & Co.	6	2,871
IDEX Corp.	7	1,152
Lennox International, Inc.	7	3,905
Rockwell Automation, Inc.	6	2,061

See accompanying notes which are an integral part of these financial statements.

5

FI Institutional Group Stock Fund for Retirement Plans
Schedule of Investments (continued)

August 31, 2025

COMMON STOCKS — 99.19% - continued	Shares	Fair Value
United States — 53.37% - continued
Industrials — 6.84% - continued
RTX Corp.	16	$2,538
		22,960
Materials — 1.33%
Materion Corp.	10	1,108
New Linde PLC	7	3,348
		4,456
Technology — 13.24%
Adobe, Inc.(a)	5	1,784
Apple, Inc.	42	9,750
Autodesk, Inc.(a)	7	2,203
Microsoft Corp., Class A	21	10,640
NVIDIA Corp.	71	12,367
Oracle Corp.	14	3,166
Salesforce, Inc.	7	1,794
ServiceNow, Inc.(a)	3	2,752
		44,456
Total United States		179,166

Total Common Stocks — (Cost $218,634)		332,923

MONEY MARKET FUNDS — 0.65%
First American Government Obligations Fund, Class X, 4.20%(b)	2,183	2,183
Total Money Market Funds (Cost $2,183)		2,183

Total Investments — 99.84% (Cost $220,817)		335,106
Other Assets in Excess of Liabilities — 0.16%		550
NET ASSETS — 100.00%		$335,656

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2025.

ADR	- American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

6

FI Institutional Group ESG Stock Fund for Retirement Plans
Schedule of Investments

August 31, 2025

COMMON STOCKS — 98.86%	Shares	Fair Value
Australia — 0.81%
Financials — 0.81%
Westpac Banking Corp.(a)	107	$2,704

Total Australia		2,704

Brazil — 2.11%
Financials — 2.11%
Banco Bradesco SA - ADR	1,046	3,253
Itau Unibanco Holding SA - ADR	536	3,827
		7,080
Total Brazil		7,080

Canada — 0.92%
Materials — 0.92%
Hudbay Minerals, Inc.(a)	158	1,897
Lundin Mining Corp.(a)	100	1,157
		3,054
Total Canada		3,054

China — 5.88%
Communications — 1.37%
Tencent Holdings Ltd. - ADR(a)	59	4,578

Consumer Discretionary — 1.99%
Alibaba Group Holding Ltd. - ADR(a)	30	4,050
Meituan Dianping(a)	199	2,622
		6,672
Financials — 2.28%
CITIC Securities Co., Ltd.(a)	1,283	4,711
Ping An Insurance (Group) Company of China Ltd., H Shares	404	2,918
		7,629
Health Care — 0.24%
Sino Biopharmaceutical Ltd. - ADR(a)	42	817

Total China		19,696

Denmark — 1.54%
Financials — 0.72%
Danske Bank A/S	59	2,425

Industrials — 0.82%
FLSmidth & Co. A/S(a)	12	819
Vestas Wind Systems A/S(a)	98	1,951
		2,770
Total Denmark		5,195

See accompanying notes which are an integral part of these financial statements.

7

FI Institutional Group ESG Stock Fund for Retirement Plans
Schedule of Investments (continued)

August 31, 2025

COMMON STOCKS — 98.86% - continued	Shares	Fair Value
Finland — 0.30%
Industrials — 0.30%
Valmet Oyj(a)	29	$1,007

Total Finland		1,007

France — 3.67%
Consumer Discretionary — 0.58%
Kering SA - ADR	72	1,934

Energy — 0.56%
TotalEnergies SE	30	1,878

Financials — 0.99%
BNP Paribas SA(a)	37	3,326

Industrials — 0.73%
Schneider Electric SE(a)	10	2,458

Technology — 0.81%
Dassault Systems SE(a)	87	2,708

Total France		12,304

Germany — 3.82%
Consumer Discretionary — 0.93%
adidas AG(a)	13	2,530
Sixt SE(a)	6	594
		3,124
Industrials — 2.32%
Daimler Truck Holding AG(a)	53	2,491
Siemens AG	19	5,260
		7,751
Technology — 0.57%
SAP SE(a)	7	1,898

Total Germany		12,773

India — 0.36%
Financials — 0.36%
HDFC Bank Ltd. - ADR(a)	17	1,210

Total India		1,210

Italy — 2.39%
Energy — 1.02%
Eni SpA	192	3,424

Financials — 1.37%
Intesa Sanpaolo SpA	730	4,591

Total Italy		8,015

See accompanying notes which are an integral part of these financial statements.

8

FI Institutional Group ESG Stock Fund for Retirement Plans
Schedule of Investments (continued)

August 31, 2025

COMMON STOCKS — 98.86% - continued	Shares	Fair Value
Japan — 3.32%
Financials — 0.82%
Sumitomo Mitsui Financial Group, Inc. - ADR	167	$2,742

Industrials — 2.50%
Daifuku Co. Ltd. - ADR(a)	64	1,005
FANUC Corp. - ADR(a)	92	1,286
Hitachi Ltd.	100	2,755
Mitsubishi Corp.	100	2,282
Yaskawa Electric Corp. - ADR(a)	27	1,078
		8,406
Total Japan		11,148

Netherlands — 1.34%
Technology — 1.34%
ASML Holding NV	6	4,469

Total Netherlands		4,469

Norway — 1.00%
Energy — 1.00%
Equinor ASA(a)	136	3,353

Total Norway		3,353

Spain — 4.45%
Consumer Discretionary — 0.89%
Industria de Diseno Textil SA	60	2,962

Financials — 3.56%
Banco Bilbao Vizcaya Argentaria SA	266	4,821
Banco Santander SA	457	4,363
CaixBank SA	275	2,745
		11,929
Total Spain		14,891

Sweden — 1.74%
Communications — 1.02%
Spotify Technology SA(a)	5	3,409

Industrials — 0.72%
Atlas Copco AB	150	2,394

Total Sweden		5,803

Switzerland — 4.50%
Financials — 2.49%
Swiss Re AG(a)	14	2,536
UBS Group AG(a)	143	5,788
		8,324
Health Care — 0.87%
Novartis AG(a)	23	2,908

See accompanying notes which are an integral part of these financial statements.

9

FI Institutional Group ESG Stock Fund for Retirement Plans
Schedule of Investments (continued)

August 31, 2025

COMMON STOCKS — 98.86% - continued	Shares	Fair Value
Switzerland — 4.50% - continued
Industrials — 1.14%
ABB Ltd.(a)	57	$3,825

Total Switzerland		15,057

Taiwan Province of China — 2.62%
Technology — 2.62%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	38	8,773

Total Taiwan Province of China		8,773

United Kingdom — 5.25%
Consumer Staples — 0.49%
Unilever PLC	26	1,635

Energy — 2.26%
BP PLC(a)	675	3,942
Shell PLC	97	3,571
		7,513
Financials — 0.48%
NatWest Group PLC(a)	231	1,594

Health Care — 0.67%
AstraZeneca PLC(a)	14	2,231

Materials — 1.35%
Anglo American PLC(a)	48	1,478
Antofagasta PLC	105	3,044
		4,522
Total United Kingdom		17,495

United States — 52.84%
Communications — 2.44%
Alphabet, Inc., Class A	27	5,748
Netflix, Inc.(a)	2	2,417
		8,165
Consumer Discretionary — 2.62%
Amazon.com, Inc.(a)	24	5,496
Home Depot, Inc. (The)	8	3,254
		8,750
Consumer Staples — 4.04%
Colgate-Palmolive Co.	29	2,438
Costco Wholesale Corp.	3	2,829
PepsiCo, Inc.	18	2,676
Procter & Gamble Co. (The)	20	3,141
Walmart, Inc.	25	2,425
		13,509
Energy — 1.18%
ConocoPhillips	18	1,781

See accompanying notes which are an integral part of these financial statements.

10

FI Institutional Group ESG Stock Fund for Retirement Plans
Schedule of Investments (continued)

August 31, 2025

COMMON STOCKS — 98.86% - continued	Shares	Fair Value
United States — 52.84% - continued
Energy — 1.18% - continued
Schlumberger Ltd.	59	$2,174
		3,955
Financials — 12.70%
American Express Co.	14	4,638
Bank of America Corp.	56	2,841
BlackRock, Inc.	4	4,509
Citigroup, Inc.	50	4,829
Goldman Sachs Group, Inc. (The)	5	3,726
Invesco Ltd.	124	2,714
Jefferies Financial Group, Inc.	20	1,297
JPMorgan Chase & Co.	14	4,220
MasterCard, Inc., Class A	5	2,976
Morgan Stanley	26	3,912
T. Rowe Price Group, Inc.	14	1,507
Visa, Inc., Class A	15	5,277
		42,446
Health Care — 8.11%
Abbott Laboratories	9	1,194
Eli Lilly & Co.	12	8,790
Exact Sciences Corp.(a)	17	806
Intuitive Surgical, Inc.(a)	9	4,260
Johnson & Johnson	9	1,595
Merck & Co., Inc.	28	2,355
Pfizer, Inc.	80	1,981
PTC Therapeutics, Inc.(a)	14	691
Thermo Fisher Scientific, Inc.	4	1,971
UnitedHealth Group, Inc.	5	1,549
Vertex Pharmaceuticals, Inc.(a)	5	1,955
		27,147
Industrials — 7.51%
Cummins, Inc.	11	4,383
Deere & Co.	9	4,307
Lennox International, Inc.	9	5,020
Rockwell Automation, Inc.	14	4,808
Union Pacific Corp.	7	1,565
Xylem, Inc.	35	4,954
		25,037
Materials — 1.00%
New Linde PLC	7	3,348

Technology — 13.24%
Adobe, Inc.(a)	5	1,784
Apple, Inc.	40	9,286
Autodesk, Inc.(a)	8	2,518
Microsoft Corp., Class A	21	10,639
NVIDIA Corp.	71	12,367

See accompanying notes which are an integral part of these financial statements.

11

FI Institutional Group ESG Stock Fund for Retirement Plans
Schedule of Investments (continued)

August 31, 2025

COMMON STOCKS — 98.86% - continued	Shares	Fair Value
United States — 52.84% - continued
Technology — 13.24% - continued
Oracle Corp.	13	$2,939
Salesforce, Inc.	8	2,050
ServiceNow, Inc.(a)	3	2,752
		44,335
Total United States		176,692

Total Common Stocks — (Cost $220,029)		330,719

PREFERRED STOCKS — 0.43%
Australia — 0.43%
Materials — 0.43%
Fortescue Metals Group Ltd.	113	1,427
Total Australia		1,427
Total Preferred Stocks — (Cost $1,554)		1,427

MONEY MARKET FUNDS — 0.56%
First American Government Obligations Fund, Class X, 4.20%(b)	1,888	1,888
Total Money Market Funds (Cost $1,888)		1,888

Total Investments — 99.85% (Cost $223,471)		334,034
Other Assets in Excess of Liabilities — 0.15%		512
NET ASSETS — 100.00%		$334,546

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2025.

ADR	- American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

12

FI Institutional Group Fixed Income Fund for Retirement Plans
Schedule of Investments

August 31, 2025

CORPORATE BONDS — 23.86%	Principal Amount	Fair Value
Communications — 3.14%
Comcast Corp., 3.55%, 5/1/2028	$100,000	$98,807

Consumer Staples — 3.38%
Procter & Gamble Co. (The), 5.50%, 2/1/2034	100,000	106,396

Financials — 9.19%
BlackRock, Inc., 3.25%, 4/30/2029	100,000	97,922
Charles Schwab Corp. (The), 2.90%, 3/3/2032	100,000	90,683
JPMorgan Chase & Co., 4.13%, 12/15/2026	100,000	100,041
		288,646
Health Care — 2.11%
Bristol-Myers Squibb Co., 4.55%, 2/20/2048	78,000	66,398

Real Estate — 3.49%
Simon Property Group LP, 6.25%, 1/15/2034	100,000	109,454

Technology — 2.55%
International Business Machines Corp., 4.25%, 5/15/2049	100,000	80,244

Total Corporate Bonds (Cost $831,568)		749,945

U.S. GOVERNMENT & AGENCIES — 45.14%
United States Treasury Note, 2.63%, 2/15/2029	426,100	412,601
United States Treasury Note, 4.00%, 1/31/2031	458,000	463,412
United States Treasury Note, 4.50%, 2/15/2036	529,000	542,814
Total U.S. Government & Agencies (Cost $1,523,894)		1,418,827

EXCHANGE-TRADED FUNDS — 30.17%	Shares
iShares MBS ETF(a)	10,051	948,312
Total Exchange-Traded Funds (Cost $1,000,800)		948,312

MONEY MARKET FUNDS — 0.49%
First American Government Obligations Fund, Class X, 4.20%(b)	15,499	15,499
Total Money Market Funds (Cost $15,499)		15,499

Total Investments — 99.66% (Cost $3,371,761)		3,132,583
Other Assets in Excess of Liabilities — 0.34%		10,687
NET ASSETS — 100.00%		$3,143,270

(a)	Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of August 31, 2025, the percentage of net assets invested in this security was 30.17% of the Fund. The financial statements and portfolio holdings for this security can be found at www.sec.gov.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2025.

See accompanying notes which are an integral part of these financial statements.

13

FI Institutional Group ESG Fixed Income Fund for Retirement Plans
Schedule of Investments

August 31, 2025

CORPORATE BONDS — 24.07%	Principal Amount	Fair Value
Communications — 3.17%
Comcast Corp., 3.55%, 5/1/2028	$100,000	$98,807

Consumer Staples — 3.42%
Procter & Gamble Co. (The), 5.50%, 2/1/2034	100,000	106,396

Financials — 9.26%
BlackRock, Inc., 3.25%, 4/30/2029	100,000	97,922
Charles Schwab Corp. (The), 2.90%, 3/3/2032	100,000	90,683
JPMorgan Chase & Co., 4.13%, 12/15/2026	100,000	100,041
		288,646
Health Care — 2.13%
Bristol-Myers Squibb Co., 4.55%, 2/20/2048	78,000	66,398

Real Estate — 3.51%
Simon Property Group LP, 6.25%, 1/15/2034	100,000	109,454

Technology — 2.58%
International Business Machines Corp., 4.25%, 5/15/2049	100,000	80,244

Total Corporate Bonds (Cost $831,566)		749,945

U.S. GOVERNMENT & AGENCIES — 43.91%
United States Treasury Note, 2.63%, 2/15/2029	381,700	369,608
United States Treasury Note, 4.00%, 1/31/2031	434,000	439,129
United States Treasury Note, 4.13%, 7/31/2031	40,000	40,655
United States Treasury Note, 4.50%, 2/15/2036	505,000	518,188
Total U.S. Government & Agencies (Cost $1,471,945)		1,367,580

EXCHANGE-TRADED FUNDS — 31.19%	Shares
iShares MBS ETF(a)(b)	10,298	971,616
Total Exchange-Traded Funds (Cost $1,022,422)		971,616

MONEY MARKET FUNDS — 0.49%
First American Government Obligations Fund, Class X, 4.20%(c)	15,321	15,321
Total Money Market Funds (Cost $15,321)		15,321

Total Investments — 99.66% (Cost $3,341,254)		3,104,462
Other Assets in Excess of Liabilities — 0.34%		10,644
NET ASSETS — 100.00%		$3,115,106

(a)	Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of August 31, 2025, the percentage of net assets invested in this security was 31.19% of the Fund. The financial statements and portfolio holdings for this security can be found at www.sec.gov.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2025.

See accompanying notes which are an integral part of these financial statements.

14

FI Institutional Group Fund Family

Statements of Assets and Liabilities

August 31, 2025

	FI Institutional Group
	Stock Fund for Retirement Plans	ESG Stock Fund for Retirement Plans	Fixed Income Fund for Retirement Plans	ESG Fixed Income Fund for Retirement Plans
Assets
Investments in securities at value (cost $220,817, $223,471, $3,371,761 and $3,341,254, respectively)	$335,106	$334,034	$3,132,583	$3,104,462
Cash	—	38	—	—
Dividends and interest receivable	550	474	10,687	10,644
Total Assets	335,656	334,546	3,143,270	3,115,106

Net Assets	$335,656	$334,546	$3,143,270	$3,115,106

Net Assets consist of:
Paid-in capital	$182,094	$185,221	$3,429,285	$3,425,745
Accumulated earnings (deficits)	153,562	149,325	(286,015)	(310,639)
Net Assets	$335,656	$334,546	$3,143,270	$3,115,106
Shares outstanding (unlimited number of shares authorized, no par value)	17,177	17,363	346,853	346,765
Net asset value and offering price per share	$19.54	$19.27	$9.06	$8.98

See accompanying notes which are an integral part of these financial statements.

15

FI Institutional Group Fund Family

Statements of Operations

For the Year Ended August 31, 2025

	FI Institutional Group
	Stock Fund for Retirement Plans	ESG Stock Fund for Retirement Plans	Fixed Income Fund for Retirement Plans	ESG Fixed Income Fund for Retirement Plans
Investment Income
Dividend income	$5,392	$5,980	$37,353	$38,293
Interest income	81	78	68,497	66,670
Foreign dividend taxes withheld	(486)	(619)	—	—
Total investment income	4,987	5,439	105,850	104,963

Net investment income	4,987	5,439	105,850	104,963

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities transactions	35,423	34,623	230	(4,767)
Net realized gain on foreign currency translations	202	193	—	—
Net change in unrealized appreciation (depreciation) of investment securities and foreign currency translations	4,569	161	(10,689)	(5,601)
Net realized and change in unrealized gain (loss) on investments and foreign currency	40,194	34,977	(10,459)	(10,368)
Net increase in net assets resulting from operations	$45,181	$40,416	$95,391	$94,595

See accompanying notes which are an integral part of these financial statements.

16

FI Institutional Group Fund Family

Statements of Changes in Net Assets

	FI Institutional Group Stock Fund for Retirement Plans		FI Institutional Group ESG Stock Fund for Retirement Plans
	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$4,987	$4,148	$5,439	$4,560
Net realized gain on investment securities transactions and foreign currency translations	35,625	7,347	34,816	9,327
Net change in unrealized appreciation of investment securities and foreign currency translations	4,569	55,621	161	54,180
Net increase in net assets resulting from operations	45,181	67,116	40,416	68,067

Distributions From:
Earnings	(11,375)	(12,571)	(13,735)	(13,790)
Total distributions	(11,375)	(12,571)	(13,735)	(13,790)

Capital Transactions
Reinvestment of distributions	11,375	12,571	13,735	13,790
Net increase in net assets resulting from capital transactions	11,375	12,571	13,735	13,790
Total Increase in Net Assets	45,181	67,116	40,416	68,067

Net Assets
Beginning of year	290,475	223,359	294,130	226,063
End of year	$335,656	$290,475	$334,546	$294,130

Share Transactions
Shares issued in reinvestment of distributions	663	869	810	943
Net increase in shares outstanding	663	869	810	943

See accompanying notes which are an integral part of these financial statements.

17

FI Institutional Group Fund Family

Statements of Changes in Net Assets (continued)

	FI Institutional Group Fixed Income Fund for Retirement Plans		FI Institutional Group ESG Fixed Income Fund for Retirement Plans
	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$105,850	$103,387	$104,963	$102,845
Net realized gain (loss) on investment securities transactions and foreign currency translations	230	201	(4,767)	(14,314)
Net change in unrealized appreciation (depreciation) of investment securities and foreign currency translations	(10,689)	132,537	(5,601)	139,738
Net increase in net assets resulting from operations	95,391	236,125	94,595	228,269

Distributions From:
Earnings	(101,936)	(102,965)	(100,293)	(102,555)
Total distributions	(101,936)	(102,965)	(100,293)	(102,555)

Capital Transactions
Reinvestment of distributions	101,936	102,965	100,293	102,555
Net increase in net assets resulting from capital transactions	101,936	102,965	100,293	102,555
Total Increase in Net Assets	95,391	236,125	94,595	228,269

Net Assets
Beginning of year	3,047,879	2,811,754	3,020,511	2,792,242
End of year	$3,143,270	$3,047,879	$3,115,106	$3,020,511

Share Transactions
Shares issued in reinvestment of distributions	11,867	11,808	11,786	11,869
Net increase in shares outstanding	11,867	11,808	11,786	11,869

See accompanying notes which are an integral part of these financial statements.

18

FI Institutional Group Stock Fund for Retirement Plans

Financial Highlights

(For a share outstanding during each year)

	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Selected Per Share Data:
Net asset value, beginning of year	$17.59	$14.28	$11.57	$15.11	$11.58

Investment operations:
Net investment income	0.30	0.25	0.19	0.18	0.17
Net realized and unrealized gain (loss)	2.34	3.86	2.73	(3.55)	3.51
Total from investment operations	2.64	4.11	2.92	(3.37)	3.68

Less distributions to shareholders from:
Net investment income	(0.26)	(0.22)	(0.18)	(0.17)	(0.15)
Net realized gains	(0.43)	(0.58)	(0.03)	—	—
Total distributions	(0.69)	(0.80)	(0.21)	(0.17)	(0.15)

Net asset value, end of year	$19.54	$17.59	$14.28	$11.57	$15.11

Total Return(a)	15.55%	30.02%	25.75%	(22.55)%	32.06%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$336	$290	$223	$178	$229
Ratio of net investment income to average net assets	1.66%	1.64%	1.56%	1.37%	1.27%
Portfolio turnover rate	25%	9%	25%	11%	1%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

See accompanying notes which are an integral part of these financial statements.

19

FI Institutional Group ESG Stock Fund for Retirement Plans

Financial Highlights

(For a share outstanding during each year)

	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Selected Per Share Data:
Net asset value, beginning of year	$17.77	$14.48	$11.56	$14.98	$11.58

Investment operations:
Net investment income	0.32	0.28	0.20	0.19	0.16
Net realized and unrealized gain (loss)	2.01	3.90	2.91	(3.45)	3.40
Total from investment operations	2.33	4.18	3.11	(3.26)	3.56

Less distributions to shareholders from:
Net investment income	(0.28)	(0.25)	(0.19)	(0.16)	(0.16)
Net realized gains	(0.55)	(0.64)	—	—	—
Total distributions	(0.83)	(0.89)	(0.19)	(0.16)	(0.16)

Net asset value, end of year	$19.27	$17.77	$14.48	$11.56	$14.98

Total Return(a)	13.75%	30.13%	27.34%	(22.03)%	31.07%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$335	$294	$226	$177	$228
Ratio of net investment income to average net assets	1.80%	1.78%	1.56%	1.37%	1.23%
Portfolio turnover rate	23%	9%	30%	10%	1%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

See accompanying notes which are an integral part of these financial statements.

20

FI Institutional Group Fixed Income Fund for Retirement Plans

Financial Highlights

(For a share outstanding during each year)

	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Selected Per Share Data:
Net asset value, beginning of year	$9.10	$8.70	$8.97	$10.44	$10.53

Investment operations:
Net investment income	0.30	0.31	0.28	0.18	0.21
Net realized and unrealized gain (loss)	(0.04)	0.41	(0.34)	(1.47)	0.04
Total from investment operations	0.26	0.72	(0.06)	(1.29)	0.25

Less distributions to shareholders from:
Net investment income	(0.30)	(0.32)	(0.21)	(0.18)	(0.27)
Net realized gains	—	—	—	— (a)	(0.07)
Total distributions	(0.30)	(0.32)	(0.21)	(0.18)	(0.34)

Net asset value, end of year	$9.06	$9.10	$8.70	$8.97	$10.44

Total Return(b)	3.09%	8.42%	(0.60)%	(12.54)%	2.38%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$3,143	$3,048	$2,812	$2,828	$3,236
Ratio of net investment income to average net assets	3.47%	3.59%	3.30%	1.89%	2.00%
Portfolio turnover rate	14%	28%	14%	32%	46%

(a)	Rounds to less than $0.005 per share.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

See accompanying notes which are an integral part of these financial statements.

21

FI Institutional Group ESG Fixed Income Fund for Retirement Plans

Financial Highlights

(For a share outstanding during each year)

	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Selected Per Share Data:
Net asset value, beginning of year	$9.02	$8.64	$8.92	$10.41	$10.54

Investment operations:
Net investment income	0.31	0.31	0.29	0.18	0.21
Net realized and unrealized gain (loss)	(0.05)	0.39	(0.35)	(1.50)	— (a)
Total from investment operations	0.26	0.70	(0.06)	(1.32)	0.21

Less distributions to shareholders from:
Net investment income	(0.30)	(0.32)	(0.22)	(0.17)	(0.27)
Net realized gains	—	—	—	— (a)	(0.07)
Total distributions	(0.30)	(0.32)	(0.22)	(0.17)	(0.34)

Net asset value, end of year	$8.98	$9.02	$8.64	$8.92	$10.41

Total Return(b)	3.06%	8.23%	(0.69)%	(12.85)%	2.02%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$3,115	$3,021	$2,792	$2,812	$3,227
Ratio of net investment income to average net assets	3.48%	3.60%	3.31%	1.88%	1.99%
Portfolio turnover rate	15%	29%	14%	33%	46%

(a)	Rounds to less than $0.005 per share.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

See accompanying notes which are an integral part of these financial statements.

22

FI Institutional Group Fund Family

Notes to the Financial Statements

August 31, 2025

NOTE 1. ORGANIZATION

FI Institutional Group Stock Fund for Retirement Plans (formerly known as Fisher Investments Institutional Group Stock Fund for Retirement Plans) (the “Stock Fund”), FI Institutional Group ESG Stock Fund for Retirement Plans (formerly known as Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans) (the “ESG Stock Fund”), FI Institutional Group Fixed Income Fund for Retirement Plans (formerly known as Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans) (the “Fixed Income Fund”) and FI Institutional Group ESG Fixed Income Fund for Retirement Plans (formerly known as Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans) (the “ESG Fixed Income Fund”) (each a “Fund” and collectively the “Funds”) were each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified series of Unified Series Trust (the “Trust”) on November 12, 2018. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Board. The Funds commenced operations on December 13, 2019. The investment adviser to the Funds is Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”). The investment objective of the Stock Fund and ESG Stock Fund is to seek to outperform, net of fees and expenses, the return of the MSCI ACWI Investable Market Index. The investment objective of the Fixed Income Fund and ESG Fixed Income Fund is to seek to outperform, net of fees and expenses, the return of the ICE BofA U.S. Broad Market Index.

Each Fund operates as a single operating segment. The Funds’ income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

23

FI Institutional Group Fund Family

Notes to the Financial Statements (continued)

August 31, 2025

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency translations on the Statements of Operations represents currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. The net change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statements of Operations.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the fiscal year ended August 31, 2025, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the fiscal year ended August 31, 2025, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses

24

FI Institutional Group Fund Family

Notes to the Financial Statements (continued)

August 31, 2025

is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Dividends and Distributions – Each Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.

25

FI Institutional Group Fund Family

Notes to the Financial Statements (continued)

August 31, 2025

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing & Liquidity Committee. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided

26

FI Institutional Group Fund Family

Notes to the Financial Statements (continued)

August 31, 2025

by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

With respect to foreign equity securities that are principally traded on a market outside the United States, the Board has approved the utilization of an independent fair value pricing service to evaluate the effect of market fluctuations on these securities after the close of trading in that foreign market. To the extent that securities are valued using this service, they will be classified as Level 2 securities.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Valuation Designee decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Valuation Designee, in conformity with guidelines adopted by and subject to review of the Board through its Pricing & Liquidity Committee. These securities will generally be categorized as Level 3 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that a Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a

27

FI Institutional Group Fund Family

Notes to the Financial Statements (continued)

August 31, 2025

combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2025:

Stock Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$332,126	$797	$—	$332,923
Money Market Funds	2,183	—	—	2,183
Total	$334,309	$797	$—	$335,106

ESG Stock Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$329,902	$817	$—	$330,719
Preferred Stocks	1,427	—	—	1,427
Money Market Funds	1,888	—	—	1,888
Total	$333,217	$817	$—	$334,034

Fixed Income Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(a)	$—	$749,945	$—	$749,945
U.S. Government & Agencies	—	1,418,827	—	1,418,827
Exchange-Traded Funds	948,312	—	—	948,312
Money Market Funds	15,499	—	—	15,499
Total	$963,811	$2,168,772	$—	$3,132,583

ESG Fixed Income Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(a)	$—	$749,945	$—	$749,945
U.S. Government & Agencies	—	1,367,580	—	1,367,580
Exchange-Traded Funds	971,616	—	—	971,616
Money Market Funds	15,321	—	—	15,321
Total	$986,937	$2,117,525	$—	$3,104,462

(a)	Refer to Schedule of Investments for sector classifications.

28

FI Institutional Group Fund Family

Notes to the Financial Statements (continued)

August 31, 2025

The Funds did not hold any investments during or at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to the Funds, manages the Funds’ investments. The Adviser pays all of the operating expenses of the Funds except portfolio transaction and other investment related costs (including brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, such as option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles). In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Funds’ expenses, except those specified above, are paid by the Adviser. The Funds are available only to eligible retirement plans receiving the Adviser’s managed account or other services. The Funds do not pay a management fee to the Adviser. Retirement plans, plan sponsors and/or plan participants pay a separate fee for the Adviser’s services and also pay fees to record keepers and administrators.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Funds. The Adviser pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Adviser, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Funds for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees”, which

29

FI Institutional Group Fund Family

Notes to the Financial Statements (continued)

August 31, 2025

means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

NOTE 5. INVESTMENT TRANSACTIONS

For the fiscal year ended August 31, 2025, purchases and sales of investment securities, other than short-term investments, were as follows:

	Stock Fund	ESG Stock Fund	Fixed Income Fund	ESG Fixed Income Fund
Purchases	$77,675	$73,020	$56,118	$56,585
Sales	74,060	69,016	416,488	391,788
U.S. Government Purchases	—	—	532,088	548,601
U.S. Government Sales	—	—	—	42,900

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of August 31, 2025, the Adviser owned 100% of outstanding shares of each of the Stock Fund, ESG Stock Fund, Fixed Income Fund and ESG Fixed Income Fund. As a result, the Adviser may be deemed to control each Fund.

NOTE 7. FEDERAL TAX INFORMATION

At August 31, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

	Stock Fund	ESG Stock Fund	Fixed Income Fund	ESG Fixed Income Fund
Gross unrealized appreciation	$124,572	$122,689	$6,728	$6,724
Gross unrealized depreciation	(10,357)	(12,202)	(244,957)	(242,573)
Net unrealized appreciation (depreciation) on investments	114,215	110,487	(238,229)	(235,849)
Tax cost of investments	$220,891	$223,547	$3,370,812	$3,340,311

30

FI Institutional Group Fund Family

Notes to the Financial Statements (continued)

August 31, 2025

The tax character of distributions paid for the fiscal years ended August 31, 2025 and August 31, 2024 were as follows:

	Stock Fund		ESG Stock Fund
	2025	2024	2025	2024
Distributions paid from:
Ordinary income(a)	$4,310	$3,495	$4,704	$3,848
Long-term capital gains	7,066	9,076	9,031	9,942
Total distributions paid	$11,376	$12,571	$13,735	$13,790

	Fixed Income Fund		ESG Fixed Income Fund
	2025	2024	2025	2024
Distributions paid from:
Ordinary income(a)	$101,936	$102,965	$100,293	$102,555
Total distributions paid	$101,936	$102,965	$100,293	$102,555

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At August 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Stock Fund	ESG Stock Fund	Fixed Income Fund	ESG Fixed Income Fund
Undistributed ordinary income	$3,925	$4,481	$68,493	$67,916
Undistributed long-term capital gains	35,422	34,357	—	—
Accumulated capital and other losses	—	—	(116,279)	(142,706)
Unrealized appreciation on investments	114,215	110,487	(238,229)	(235,849)
Total accumulated earnings	$153,562	$149,325	$(286,015)	$(310,639)

The differences between book-basis and tax-basis of unrealized appreciation (depreciation) are primarily attributable to C Corporation return of capital basis adjustments, wash sales and PFIC adjustments.

As of August 31, 2025, the Fixed Income Fund had accumulated long-term capital loss carryforwards of $116,279 and ESG Fixed Income Fund had accumulated long-term capital loss carryforwards of $142,706. Capital loss carryforwards are not subject to expiration.

For the fiscal year ended August 31, 2025, the Fixed Income Fund utilized long-term capital loss carryforwards of $230.

31

FI Institutional Group Fund Family

Notes to the Financial Statements (continued)

August 31, 2025

NOTE 8. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of a Fund than would be the case if a Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in a Fund and increase the volatility of a Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of a Fund’s portfolio will be adversely affected. As of August 31, 2025, Stock Fund and ESG Stock Fund had 26.28% and 28.74%, respectively, of the value of its net assets invested in stocks within the Financials sector.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

32

Report of Independent Registered Public Accounting Firm

To the Shareholders of FI Institutional Group Fund Family and

Board of Trustees of Unified Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of FI Institutional Group Stock Fund for Retirement Plans (formerly known as Fisher Investments Institutional Group Stock Fund for Retirement Plans), FI Institutional Group ESG Stock Fund for Retirement Plans (formerly known as Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans), FI Institutional Group Fixed Income Fund for Retirement Plans (formerly known as Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans) and FI Institutional Group ESG Fixed Income Fund for Retirement Plans (formerly Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans) (the “Funds”), each a series of Unified Series Trust, as of August 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Fisher Asset Management, LLC since 2017.

33

Report of Independent Registered Public Accounting Firm (continued)

COHEN & COMPANY, LTD.

Cleveland, Ohio

October 29, 2025

34

Additional Federal Income Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Funds designate the following percentage or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

	Stock Fund	ESG Stock Fund	Fixed Income Fund	ESG Fixed Income Fund
Qualified Dividend Income	88.05%	84.38%	–%	—%

Qualified Business Income. The Funds designate the following percentage of ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

	Stock Fund	ESG Stock Fund	Fixed Income Fund	ESG Fixed Income Fund
Qualified Business Income	—	—	—	—

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Funds’ dividend distribution that qualifies under tax law. For the Funds’ calendar year 2025 ordinary income dividends, the following percentage qualifies for the corporate dividends received deduction.

	Stock Fund	ESG Stock Fund	Fixed Income Fund	ESG Fixed Income Fund
Dividends Received Deduction	49.16%	39.59%	—%	—%

The Funds designate the following amounts as long-term capital gains distributions. The amounts designated may not agree with long-term capital gains in the tax character of distribution table due to utilization of earnings and profits distributed to shareholders on redemption of shares.

	Stock Fund	ESG Stock Fund	Fixed Income Fund	ESG Fixed Income Fund
Long-Term Capital Gains Distributions	$7,066	$9,031	$—	$—

35

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

36

Proxy Voting (Unaudited)

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Funds at (800) 851-8845 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

OneAscent Large Cap Core ETF (OALC)

OneAscent Core Plus Bond ETF (OACP)

OneAscent International Equity ETF (OAIM)
OneAscent Emerging Markets ETF (OAEM)

OneAscent Small Cap Core ETF (OASC)

NYSE Arca, Inc.

Annual Financial Statements

and Additional Information

August 31, 2025

OneAscent Investment Solutions, LLC

23 Inverness Center Parkway

Birmingham, Alabama 35242

Telephone: 1-800-222-8274

OneAscent Large Cap Core ETF

Schedule of Investments

August 31, 2025

COMMON STOCKS — 99.36%	Shares	Fair Value
Communications — 9.93%
Alphabet, Inc., Class C	15,419	$3,292,419
Alphabet, Inc., Class A	16,972	3,613,508
AT&T, Inc.	39,548	1,158,361
Booking Holdings, Inc.	178	996,631
Electronic Arts, Inc.	2,322	399,268
GoDaddy, Inc., Class A(a)	2,262	335,477
Interpublic Group of Cos., Inc. (The)	13,720	368,245
News Corp., Class A	10,684	314,216
Omnicom Group, Inc.	6,128	480,006
Pinterest, Inc., Class A(a)	9,355	342,674
Roku, Inc.(a)	3,047	294,218
T-Mobile US, Inc.	3,432	864,830
Trade Desk, Inc. (The), Class A(a)	6,047	330,529
VeriSign, Inc.	1,591	434,932
Verizon Communications, Inc.	29,666	1,312,127
Warner Bros. Discovery, Inc.(a)	27,520	320,333
Zillow Group, Inc., Class A(a)	2,797	227,900
		15,085,674
Consumer Discretionary — 12.63%
Airbnb, Inc., Class A(a)	4,524	590,518
Amazon.com, Inc.(a)	27,677	6,338,033
AutoZone, Inc.(a)	100	419,853
Axon Enterprise, Inc.(a)	251	187,570
Best Buy Co., Inc.	4,807	353,987
BorgWarner, Inc.	7,957	340,241
Chipotle Mexican Grill, Inc.(a)	5,815	245,044
Copart, Inc.(a)	6,676	325,856
Deckers Outdoor Corp.(a)	2,203	263,545
DoorDash, Inc., Class A(a)	2,428	595,467
eBay, Inc.	3,136	284,153
Expedia Group, Inc.	2,295	492,966
Ford Motor Co.	39,889	469,494
General Motors Co.	10,109	592,286
Gentex Corp.	18,238	510,846
Hilton Worldwide Holdings, Inc.	764	210,910
Home Depot, Inc. (The)	4,412	1,794,669
Lear Corp.	4,068	447,480
Lennar Corp., Class A	1,523	202,772
Lowe’s Cos., Inc.	3,273	844,630
Marriott International, Inc., Class A	1,439	385,450
McDonald’s Corp.	2,877	902,055
O’Reilly Automotive, Inc.(a)	5,038	522,340
RH(a)	907	204,683
Rivian Automotive, Inc., Class A(a)	13,817	187,497
Ross Stores, Inc.	2,551	375,405
Royal Caribbean Cruises Ltd.	1,016	369,032

See accompanying notes which are an integral part of these financial statements.

OneAscent Large Cap Core ETF

Schedule of Investments (continued)

August 31, 2025

COMMON STOCKS — 99.36% - continued	Shares	Fair Value
Consumer Discretionary — 12.63% - continued
Tractor Supply Co.	4,072	$251,487
Williams-Sonoma, Inc.	1,311	246,717
Yum! Brands, Inc.	1,488	218,691
		19,173,677
Consumer Staples — 4.89%
Coca-Cola Co. (The)	20,151	1,390,217
Hershey Co. (The)	1,328	244,020
Keurig Dr Pepper, Inc.	7,754	225,564
Kroger Co. (The)	3,205	217,427
Mondelez International, Inc., Class A	6,804	418,038
PepsiCo, Inc.	9,705	1,442,648
Procter & Gamble Co. (The)	8,513	1,336,882
Sysco Corp.	2,822	227,086
Wal-Mart Stores, Inc.	19,929	1,932,715
		7,434,597
Energy — 2.43%
Chevron Corp.	5,907	948,664
ConocoPhillips	4,558	451,105
EOG Resources, Inc.	1,736	216,688
Exxon Mobil Corp.	14,233	1,626,689
Schlumberger Ltd.	5,802	213,746
Williams Cos., Inc. (The)	3,976	230,131
		3,687,023
Financials — 11.35%
American Express Co.	2,291	758,962
Ameriprise Financial, Inc.	463	238,357
Aon PLC, Class A	1,022	375,074
Apollo Global Management, Inc., Class A	3,084	420,133
Arthur J. Gallagher & Co.	664	201,026
Bank of America Corp.	26,926	1,366,225
Bank of New York Mellon Corp. (The)	2,939	310,358
Berkshire Hathaway, Inc., Class B(a)	5,772	2,903,200
Blackstone Group L.P. (The), Class A	4,661	798,895
Capital One Financial Corp.	1,654	375,822
Charles Schwab Corp. (The)	6,453	618,456
Chubb Ltd.	1,039	285,798
CME Group, Inc.	1,428	380,576
Coinbase Global, Inc., Class A(a)	850	258,859
Interactive Brokers Group, Inc., Class A	5,516	343,316
Intercontinental Exchange, Inc.	2,175	384,105
JPMorgan Chase & Co.	9,460	2,851,434
Marsh & McLennan Cos., Inc.	2,639	543,133
Morgan Stanley	7,264	1,093,087
Nasdaq, Inc.	3,108	294,452
Otis Worldwide Corp.	3,635	313,991
PayPal Holdings, Inc.(a)	4,444	311,924
PNC Financial Services Group, Inc. (The)	1,308	271,332

See accompanying notes which are an integral part of these financial statements.

OneAscent Large Cap Core ETF

Schedule of Investments (continued)

August 31, 2025

COMMON STOCKS — 99.36% - continued	Shares	Fair Value
Financials — 11.35% - continued
Progressive Corp. (The)	2,111	$521,544
T. Rowe Price Group, Inc.	4,388	472,237
Truist Financial Corp.	4,790	224,268
U.S. Bancorp	6,599	322,228
		17,238,792
Health Care — 7.01%
Abbott Laboratories	6,799	901,955
Agilent Technologies, Inc.	2,180	273,939
Amgen, Inc.	1,479	425,523
Boston Scientific Corp.(a)	6,472	682,796
Bristol-Myers Squibb Co.	8,369	394,849
Cigna Corp.	1,115	335,470
DexCom, Inc.(a)	2,141	161,303
Edwards LifeSciences Corp.(a)	3,546	288,432
Elevance Health, Inc.	1,210	385,566
Eli Lilly & Co.	2,576	1,887,127
Gilead Sciences, Inc.	3,686	416,407
Humana, Inc.	713	216,510
IDEXX Laboratories, Inc.(a)	696	450,375
Merck & Co., Inc.	13,111	1,102,897
Mettler-Toledo International, Inc.(a)	225	292,734
Regeneron Pharmaceuticals, Inc.	575	333,903
ResMed, Inc.	924	253,647
Stryker Corp.	1,851	724,499
Teleflex, Inc.	1,733	219,069
Vertex Pharmaceuticals, Inc.(a)	673	263,156
Waters Corp.(a)	559	168,706
Zoetis, Inc., Class A	2,986	467,011
		10,645,874
Industrials — 7.81%
3M Co.	1,810	281,509
Amphenol Corp., Class A	7,039	766,266
Carrier Global Corp.	3,941	256,953
Caterpillar, Inc.	2,018	845,622
Cintas Corp.	1,695	356,001
CSX Corp.	6,958	226,205
Cummins, Inc.	674	268,549
Deere & Co.	1,243	594,950
Eaton Corp. plc	1,962	685,013
Expeditors International of Washington, Inc.	1,743	210,101
FedEx Corp.	961	222,058
GE Vernova, LLC	1,006	616,648
General Electric Co.	3,521	968,980
Honeywell International, Inc.	2,824	619,868
Howmet Aerospace, Inc.	1,021	177,756
Illinois Tool Works, Inc.	1,308	346,162
Johnson Controls International plc	3,805	406,716

See accompanying notes which are an integral part of these financial statements.

OneAscent Large Cap Core ETF

Schedule of Investments (continued)

August 31, 2025

COMMON STOCKS — 99.36% - continued	Shares	Fair Value
Industrials — 7.81% - continued
Keysight Technologies, Inc.(a)	1,568	$256,258
Lockheed Martin Corp., Class B	656	298,893
Norfolk Southern Corp.	994	278,300
Old Dominion Freight Line, Inc.	1,648	248,799
Parker-Hannifin Corp.	492	373,600
RTX Corp.	4,617	732,256
Transdigm Group, Inc.	212	296,563
Union Pacific Corp.	3,108	694,855
United Airlines Holdings, Inc.(a)	3,785	397,425
United Parcel Service, Inc., Class B	5,009	437,987
		11,864,293
Materials — 1.41%
Air Products & Chemicals, Inc.	742	218,230
Ecolab, Inc.	1,186	328,569
Linde plc	2,163	1,034,541
Newmont Corp.	2,965	220,596
Sherwin-Williams Co. (The)	937	342,783
		2,144,719
Real Estate — 0.97%
CBRE Group, Inc., Class A(a)	4,022	652,046
Crown Castle International Corp.	4,625	458,523
Jones Lang LaSalle, Inc.(a)	1,186	362,406
		1,472,975
Technology — 38.71%
Adobe, Inc.(a)	2,552	910,298
Advanced Micro Devices, Inc.(a)	5,826	947,482
Analog Devices, Inc.	2,952	741,867
Applied Materials, Inc.	3,645	585,970
Arista Networks, Inc.(a)	8,756	1,195,632
Autodesk, Inc.(a)	1,107	348,373
Automatic Data Processing, Inc.	1,750	532,088
Broadcom, Inc.	13,685	4,069,782
Cadence Design Systems, Inc.(a)	1,238	433,832
Ciena Corp.(a)	5,730	538,448
Cisco Systems, Inc.	31,680	2,188,771
Corning, Inc.	16,415	1,100,297
Crowdstrike Holdings, Inc., Class A(a)	1,020	432,174
Dell Technologies, Inc., Class C	2,852	348,372
F5, Inc.(a)	2,361	739,324
Fiserv, Inc.(a)	2,580	356,504
Fortinet, Inc.(a)	2,894	227,960
HP, Inc.	12,242	349,387
Intel Corp.	17,892	435,670
InterDigital, Inc.	980	266,276
International Business Machines Corp.	3,290	801,082
Intuit, Inc.	1,189	793,063
KLA Corp.	742	647,024

See accompanying notes which are an integral part of these financial statements.

OneAscent Large Cap Core ETF

Schedule of Investments (continued)

August 31, 2025

COMMON STOCKS — 99.36% - continued	Shares	Fair Value
Technology — 38.71% - continued
Lam Research Corp.	6,642	$665,196
MasterCard, Inc., Class A	3,066	1,825,159
Microchip Technology, Inc.	6,173	401,245
Micron Technology, Inc.	4,653	553,754
Microsoft Corp.	21,345	10,815,299
Monolithic Power Systems, Inc.	363	303,381
Moody’s Corp.	1,005	512,309
Motorola Solutions, Inc.	2,241	1,058,783
MSCI, Inc.	485	275,344
NetApp, Inc.	2,322	261,898
NVIDIA Corp.	67,978	11,840,409
Oracle Corp.	6,080	1,374,870
Palantir Technologies, Inc., Class A(a)	6,544	1,025,510
Palo Alto Networks, Inc.(a)	2,549	485,635
Qualcomm, Inc.	4,519	726,339
Roper Technologies, Inc.	329	173,156
S&P Global, Inc.	1,508	827,048
Seagate Technology PLC	2,431	406,949
ServiceNow, Inc.(a)	856	785,346
Synopsys, Inc.(a)	781	471,349
Texas Instruments, Inc.	4,729	957,528
Uber Technologies, Inc.(a)	9,289	870,844
Ubiquiti, Inc.	789	416,695
Visa, Inc., Class A	6,149	2,163,095
Workday, Inc., Class A(a)	1,447	333,997
Zebra Technologies Corp., Class A(a)	835	264,770
		58,785,584
Utilities — 2.22%
American Water Works Co., Inc.	1,273	182,688
Constellation Energy Corp.	1,590	489,688
Dominion Energy, Inc.	3,621	216,898
Duke Energy Corp.	3,462	424,060
Edison International	5,462	306,582
NextEra Energy, Inc.	9,585	690,600
Public Service Enterprise Group, Inc.	2,369	195,040
Southern Co. (The)	5,777	533,217
Vistra Energy Corp.	1,785	337,561
		3,376,334
Total Common Stocks/Investments — 99.36% (Cost $122,973,586)		150,909,542

Other Assets in Excess of Liabilities — 0.64%		975,450
NET ASSETS — 100.00%		$151,884,992

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

OneAscent Core Plus Bond ETF

Schedule of Investments

August 31, 2025

ASSET BACKED SECURITIES — 10.36%	Principal Amount	Fair Value
Aurora (Sunnova) I Issuer, LLC, Series 2023-B, Class C, 6.00%, 8/22/2050(a)	$774,059	$570,268
Centersquare Issuer, LLC, Series 2025-1A, Class A2, 5.50%, 3/26/2055(a)	1,050,000	1,049,942
Century Plaza Towers, Series 2019-CPT, Class B, 3.10%, 11/13/2039(a)	740,000	672,522
CHI Commercial Mortgage Trust, Series 2025-SFT, Class XA, 0.31%, 4/15/2042(a)	3,925,000	38,852
CHI Commercial Mortgage Trust, Series 2025-SFT, Class A, 5.67%, 4/15/2042(a)	1,000,000	1,025,258
COMM Mortgage Trust, Series 2022-HC, Class B, 3.17%, 1/10/2039(a)	1,000,000	950,496
COMM Mortgage Trust, Series 2025-167G, Class A, 5.50%, 8/10/2040(a)	275,000	276,988
Frontier Issuer, LLC, Series 2023-1, Class C, 11.50%, 8/20/2053(a)	1,000,000	1,048,754
Frontier Issuer, LLC, Series 2024-1, Class C, 11.16%, 6/20/2054(a)	1,000,000	1,127,940
GoodLeap Sustainable Home Solutions Trust, Series 2022-3CS, Class B, 5.52%, 2/22/2055(a)	899,621	850,966
Hertz Vehicle Financing, LLC, Series 2023-2A, Class C, 7.13%, 9/25/2029(a)	900,000	934,558
Mosaic Solar Loan Trust, Series 2022-3A, Class A, 6.16%, 6/20/2053(a)	721,114	725,847
Mosaic Solar Loan Trust, Series 2023-2A, Class C, 8.18%, 9/22/2053(a)	500,000	341,561
Mosaic Solar Loan Trust 2024-1, Series 2024-1A, Class D, 10.00%, 9/20/2049(a)	500,000	158,341
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class A, 5.94%, 7/15/2036 (TSFR1M + 1.500bps)(a)(b)	848,857	814,619
NYC Commercial Mortgage Trust, Series 2025-300P, Class D, 6.16%, 7/13/2042(a)	450,000	454,932
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/15/2054(a)	1,000,000	920,749
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.61%, 2/10/2032(a)	365,224	350,089
STWD Mortgage Trust, Series 2021-LIH, Class B, 6.13%, 11/15/2036 (US0001M + 1.656bps)(a)(b)	1,100,000	1,097,886
Sunrun Jupiter Issuer, LLC, Series 2022-1A, Class A, 4.75%, 7/30/2057(a)	893,917	850,777
Switch ABS Issuer, Series 2025-1A, Class A2, 5.04%, 3/25/2055(a)	1,000,000	991,504
Tesla Auto Lease Trust, Series 2024-B, Class A2A, 4.79%, 1/20/2027(a)	133,297	133,411
Tesla Auto Lease Trust, Series 2024-A, Class A3, 5.30%, 6/21/2027(a)	1,084,521	1,087,729
Tesla Electric Vehicle Trust, Series 2023-1, Class A3, 5.38%, 6/20/2028(a)	750,000	757,069
Vivint Solar Financing V, LLC, Series 2018-1A, Class B, 7.37%, 4/30/2048(a)	314,669	302,057
Wells Fargo Commercial Mortgage Trust, Series 2024-SVEN, Class X, 0.16%, 6/10/2037(a)	300,000,000	771,360
Wells Fargo Commercial Mortgage Trust, Series 2025-609M, Class A, 5.89%, 8/15/2042 (TSFR1M + 1.542bps)(a)(b)	750,000	750,315
Wells Fargo Commercial Mortgage Trust, Series 2025-609M, Class B, 6.19%, 8/15/2042 (TSFR1M + 1.842bps)(a)(b)	150,000	150,017
Wells Fargo Commercial Mortgage Trust, Series 2025-609M, Class C, 6.69%, 8/15/2042 (TSFR1M + 2.341bps)(a)(b)	100,000	100,058
Total Asset Backed Securities (Cost $19,553,877)		19,304,865

See accompanying notes which are an integral part of these financial statements.

OneAscent Core Plus Bond ETF

Schedule of Investments (continued)

August 31, 2025

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.06%	Principal Amount	Fair Value
Freddie Mac Multiclass Certificates, Series 2022-P013, Class A2, 2.76%, 2/25/2032	$1,000,000	$902,945
Freddie Mac Multiclass Certificates, Series 2024-P016, Class A2, 4.77%, 9/25/2033	1,000,000	1,011,143
Government National Mortgage Association, Series 2023-111, Class ZA, 3.00%, 2/20/2052	106,176	69,347
Total Collateralized Mortgage Obligations (Cost $2,008,787)		1,983,435

CORPORATE BONDS — 46.16%
Communications — 0.58%
Turkcell Iletisim Hizmetleri A/S, 7.65%, 1/24/2032(a)	1,025,000	1,073,067

Consumer Discretionary — 2.29%
Air Canada, Series 2020-2, Class A, 5.25%, 4/1/2029(a)	472,032	477,687
Amazon Conservation DAC, 6.03%, 1/16/2042(a)	400,000	407,272
Conservation Fund, Series 2019, 3.47%, 12/15/2029	1,000,000	943,485
NHP Foundation (The), 6.00%, 12/1/2033	500,000	538,659
Trustees of Dartmouth College, 4.27%, 6/1/2030	1,000,000	1,008,948
Walmart, Inc., 1.80%, 9/22/2031	1,000,000	882,295
		4,258,346
Consumer Staples — 0.90%
PepsiCo, Inc., 3.90%, 7/18/2032	1,100,000	1,069,482
Unilever Capital Corp., 2.63%, 8/12/2051	1,000,000	605,751
		1,675,233
Energy — 4.50%
BP Capital Markets America, Inc., 2.77%, 11/10/2050	1,000,000	604,208
Cheniere Energy Partners, L.P., 4.00%, 3/1/2031	1,000,000	963,673
ConocoPhillips Co., 5.05%, 9/15/2033	500,000	510,591
Continental Wind, LLC, 6.00%, 2/28/2033(a)	955,047	976,435
Diamondback Energy, Inc., 5.55%, 4/1/2035	650,000	657,379
Equinor ASA, 3.95%, 5/15/2043	1,000,000	841,174
Occidental Petroleum Corp., 6.05%, 10/1/2054	400,000	372,248
Raizen Fuels Finance S.A., 6.45%, 3/5/2034(a)	575,000	561,345
Raizen Fuels Finance S.A., 6.95%, 3/5/2054(a)	1,075,000	993,232
TotalEnergies Capital SA, 5.49%, 4/5/2054	825,000	786,218
TotalEnergies Capital SA, 5.43%, 9/10/2064	1,200,000	1,110,535
		8,377,038
Financials — 17.85%
200 Park Funding Trust, 5.74%, 2/15/2055(a)	975,000	956,960
Ameriprise Financial, Inc., 5.20%, 4/15/2035	1,050,000	1,062,357
Bank of Montreal, 6.88%, Perpetual (H15T5Y + 2.976bps)(b)	1,000,000	1,008,448
BB Blue Financing DAC, Series A2, 4.40%, 9/20/2029	1,000,000	982,967
BB Blue Financing DAC, Series A1, 4.40%, 9/20/2037	1,000,000	980,353
BNP Paribas S.A., 7.45%, Perpetual (H15T5Y + 3.134bps)(a)(b)	500,000	510,312
Canadian Imperial Bank of Commerce, 7.00%, 10/28/2085 (H15T5Y + 3.000bps)(b)	1,075,000	1,098,511

See accompanying notes which are an integral part of these financial statements.

OneAscent Core Plus Bond ETF

Schedule of Investments (continued)

August 31, 2025

CORPORATE BONDS — 46.16% - continued	Principal Amount	Fair Value
Financials — 17.85% - continued
Clearinghouse Community Development Financial Institution, 7.00%, 10/15/2030(a)	$1,000,000	$1,014,750
Consumers 2023 Securitization Funding, LLC, 5.55%, 3/1/2028	602,679	607,722
Credit Agricole Corp. & Investment Bank S.A., 4.57%, 8/25/2030	1,000,000	1,000,000
Export Development Canada, 4.13%, 2/13/2029	1,000,000	1,015,676
Export Development Canada, 4.75%, 6/5/2034	1,000,000	1,040,749
GPS Blue Financing DAC, 5.65%, 11/9/2041(a)	1,000,000	991,300
HA Sustainable Infrastructure Capital, Inc., 6.38%, 7/1/2034	1,000,000	992,044
HA Sustainable Infrastructure Capital, Inc., 6.75%, 7/15/2035	1,025,000	1,035,806
International Bank for Reconstruction & Development, 1.75%, 7/31/2033	1,000,000	1,018,262
Intesa Sanpaolo S.p.A., MTN, 7.70%, Perpetual (USSW5 + 5.462bps)(a)(b)	1,000,000	1,001,538
JPMorgan Chase & Co., 5.77%, 4/22/2035 (SOFR + 1.490bps)(b)	500,000	528,056
JPMorgan Chase & Co., 5.58%, 7/23/2036 (SOFR + 1.635bps)(b)	825,000	843,669
KFW, 4.38%, 2/28/2034	1,000,000	1,017,133
Lloyds Banking Group plc, 7.67%, 6/13/2036 (H15T1Y + 1.600bps)(b)	725,000	749,847
M&T Bank Corp., 5.76%, 1/16/2029 (SOFR + 0.930bps)(b)	1,000,000	1,011,314
Morgan Stanley Private Bank, 4.73%, 7/18/2031 (SOFR + 1.080bps)(b)	1,125,000	1,140,807
Muenchener Rueckversicherungs-Gesellschaft A.G., 5.88%, 5/23/2042 (H15T5Y + 3.982bps)(a)(b)	1,000,000	1,034,710
NatWest Group plc, 8.13%, Perpetual (H15T5Y + 3.752bps)(b)	1,000,000	1,109,735
Omnis Funding Trust, 6.72%, 5/15/2055(a)	1,025,000	1,060,465
Private Export Funding Corp., 4.60%, 2/15/2034	1,000,000	1,005,170
Province of Quebec Canada, 1.90%, 4/21/2031	1,000,000	895,664
Starwood Property Trust, Inc., 6.50%, 10/15/2030(a)	803,000	830,919
UBS Group A.G., 6.30%, Perpetual (H15T1Y + 2.000bps)(a)(b)	1,000,000	1,083,073
UBS Group A.G., 9.25%, Perpetual (H15T5Y + 4.745bps)(a)(b)	625,000	686,544
UBS Group A.G., 10.30%, Perpetual (USISSO05 + 3.296bps)(a)(b)	325,000	328,453
WLB Asset VI Pte Ltd., 7.25%, 12/21/2027(a)	1,000,000	1,046,524
WLB Asset VII Pte Ltd., 5.88%, 7/30/2029(a)	500,000	510,684
Wynnton Funding Trust II, 5.99%, 8/15/2055(a)	1,075,000	1,070,235
Zions Bancorp NA, 4.70%, 8/18/2028 (SOFR + 1.155bps)(b)	1,000,000	1,003,827
		33,274,584
Health Care — 0.07%
Eli Lilly & Co., 5.55%, 10/15/2055	125,000	124,385

Industrials — 2.62%
Capital Impact Partners, 5.34%, 8/1/2030	1,000,000	1,016,550
Delta Air Lines Pass Through Trust, Series 2020-1, Class A, 2.50%, 6/10/2028	1,079,965	1,026,188
Siemens Funding B.V., 5.20%, 5/28/2035(a)	1,325,000	1,365,958
Tote Shipholdings, LLC, 3.40%, 10/16/2040	881,000	781,038
Vessel Management Services, Inc., 3.48%, 1/16/2037	764,000	685,052
		4,874,786
Insurance — 0.49%
USAA Capital Corp., 2.13%, 5/1/2030(a)	1,000,000	916,150

See accompanying notes which are an integral part of these financial statements.

OneAscent Core Plus Bond ETF

Schedule of Investments (continued)

August 31, 2025

CORPORATE BONDS — 46.16% - continued	Principal Amount	Fair Value
Materials — 1.55%
Alcoa Nederland Holding B.V., 7.13%, 3/15/2031(a)	$1,030,000	$1,087,130
Dow Chemical Co. (The), 5.60%, 2/15/2054	1,000,000	891,231
FMG Resources (August 2006) Pty Ltd., 6.13%, 4/15/2032(a)	500,000	513,356
LD Celulose International GmbH, 7.95%, 1/26/2032(a)	375,000	394,322
		2,886,039
Multi-Nationals — 4.35%
African Development Bank, 5.75%, Perpetual (H15T5Y + 1.575bps)(b)	1,000,000	1,001,670
Arab Petroleum Investments Corp., 5.43%, 5/2/2029(a)	1,000,000	1,036,069
Dominican Republic International Bond, 6.60%, 6/1/2036(a)	300,000	309,639
European Investment Bank, 0.75%, 9/23/2030	1,000,000	864,203
Inter-American Development Bank, GMTN, 3.50%, 4/12/2033	1,000,000	961,917
International Bank for Reconstruction & Development, EMTN, 0.00%, 3/31/2028	500,000	491,821
International Development Association, 4.38%, 11/27/2029(a)	850,000	871,228
International Finance Facility for Immunisation Co., MTN, 1.00%, 4/21/2026	1,000,000	980,754
OPEC Fund for International Development (The), 4.50%, 1/26/2026(a)	1,000,000	1,000,531
Serbia International Bond, 6.00%, 6/12/2034(a)	575,000	590,223
		8,108,055
Real Estate — 2.02%
American Homes 4 Rent, 5.50%, 2/1/2034	1,000,000	1,027,261
Bridge Housing Corp., 3.25%, 7/15/2030	750,000	702,758
HAT Holdings I, LLC/HAT Holdings II, LLC, 3.38%, 6/15/2026(a)	215,000	212,209
National Community Renaissance of California, 3.27%, 12/1/2032	1,000,000	876,090
Preservation of Affordable Housing, Inc., 4.48%, 12/1/2032	1,000,000	937,965
		3,756,283
Technology — 0.53%
Apple, Inc., 3.00%, 6/20/2027	1,000,000	987,934

Utilities — 8.41%
AES Corp. (The), 2.45%, 1/15/2031	2,080,000	1,863,731
California Buyer Ltd., 6.38%, 2/15/2032(a)	450,000	456,715
Comision Federal de Electricidad, 6.45%, 1/24/2035(a)	1,125,000	1,133,158
Duke Energy Carolinas, LLC, 3.55%, 3/15/2052	1,000,000	712,041
Liberty Utilities, 2.05%, 9/15/2030(a)	1,000,000	890,634
MidAmerican Energy Co., 5.30%, 2/1/2055	1,050,000	991,059
New York State Electric & Gas Corp., 2.15%, 10/1/2031(a)	1,000,000	867,025
New York State Electric & Gas Corp., 5.05%, 8/15/2035(a)	925,000	918,174
NextEra Energy Operating Partners, L.P., 7.25%, 1/15/2029(a)	1,016,000	1,038,387
Pacific Gas and Electric Co., 6.70%, 4/1/2053	1,000,000	1,035,130
PG&E Recovery Funding, LLC, 4.84%, 6/1/2033	918,668	929,533
Public Service Co. of Colorado, 5.75%, 5/15/2054	1,100,000	1,086,691
San Diego Gas & Electric Co., 2.95%, 8/15/2051	1,000,000	628,017
Southern California Edison Co., 5.20%, 6/1/2034	575,000	572,201
Southern California Edison Co., 3.65%, 6/1/2051	1,000,000	681,755
Topaz Solar Farms, LLC, 5.75%, 9/30/2039(a)	866,984	875,554

See accompanying notes which are an integral part of these financial statements.

OneAscent Core Plus Bond ETF

Schedule of Investments (continued)

August 31, 2025

CORPORATE BONDS — 46.16% - continued	Principal Amount	Fair Value
Utilities — 8.41% - continued
Vistra Corp., 7.00%, Perpetual (H15T5Y + 5.740bps)(a)(b)	$1,000,000	$1,014,972
		15,694,777
Total Corporate Bonds (Cost $86,475,999)		86,006,677

FOREIGN GOVERNMENT BONDS — 1.11%
Canada Government International Bond, 4.00%, 3/18/2030	1,000,000	1,013,261
Colombia Government International Bond, 8.75%, 11/14/2053	1,000,000	1,059,690
Total Foreign Government Bonds (Cost $1,976,463)		2,072,951

MUNICIPAL BONDS — 8.21%
California — 1.25%
City & County of San Francisco CA, 5.45%, 6/15/2064	500,000	468,337
Freddie Mac Multifamily ML Certificates, Revenue, 1.51%, 9/25/2037	4,811,680	502,532
San Diego Unified School District/CA, Revenue, 3.97%, 7/1/2029	350,000	351,984
San Francisco City & County Public Utilities, Revenue, 4.66%, 10/1/2027	1,000,000	1,016,395
		2,339,248
Indiana — 0.00%(c)
Fort Wayne, Solid Waste Facility, Revenue, Series 2022A-2, 10.75%, 12/1/2029(d)	234,358	23

Iowa — 0.23%
Iowa Finance Authority, Revenue, 7.00%, 11/1/2027(a)	415,000	420,836

Maryland — 1.05%
Maryland Economic Development Corp., Revenue, 5.43%, 5/31/2056	750,000	709,262
Maryland Economic Development Corp., Revenue, 5.94%, 5/31/2057	1,250,000	1,249,026
		1,958,288
Minnesota — 0.80%
Minnesota Housing Finance Agency, Revenue, 5.90%, 8/1/2049	750,000	746,721
Minnesota Housing Finance Agency, Revenue, 5.95%, 8/1/2054	750,000	748,309
		1,495,030
Montana — 0.55%
Gallatin County Industrial Development, Revenue, Series B, 11.50%, 9/1/2027	1,000,000	1,030,445

See accompanying notes which are an integral part of these financial statements.

OneAscent Core Plus Bond ETF

Schedule of Investments (continued)

August 31, 2025

MUNICIPAL BONDS — 8.21% - continued	Principal Amount	Fair Value
New Hampshire — 0.85%
New Hampshire Business Finance Authority, 5.69%, 11/1/2045	$750,000	$723,891
New Hampshire Business Finance Authority, Revenue, 4.52%, 7/1/2033	850,000	850,000
		1,573,891
New York — 1.45%
City of New York NY, 5.09%, 10/1/2049	1,000,000	944,504
New York State Energy Research & Development, 6.22%, 4/1/2040	600,000	608,675
New York State Energy Research & Development Authority, Revenue, Series A, 4.87%, 4/1/2037	788,000	725,164
United Nations Development Corp., Revenue, 6.54%, 8/1/2055	400,000	415,601
		2,693,944
Ohio — 0.27%
Columbus Metropolitan Housing Authority, Revenue, 5.05%, 4/1/2030	500,000	503,744

Oregon — 0.41%
State of Oregon, 5.83%, 5/1/2045	750,000	770,524

Pennsylvania — 0.81%
Chester Upland School District, 5.33%, 12/30/2025(a)	1,000,000	1,000,000
Redevelopment Authority of the City of Philadelphia, Revenue, 5.23%, 9/1/2040	500,000	491,391
		1,491,391
Wisconsin — 0.54%
Public Finance Authority, 6.25%, 6/1/2031(a)	500,000	505,994
Public Finance Authority, Revenue, 5.29%, 7/1/2029	500,000	512,005
		1,017,999
Total Municipal Bonds (Cost $15,539,986)		15,295,363

TERM LOANS — 1.60%
Utilities — 1.08%
Constellation Renewables, LLC, 6.59%, 12/15/2027 (TSFR3M + 225.000bps)(b)	813,909	814,417
TerraForm Power Operating, LLC, 6.34%, 5/30/2029 (TSFR3M + 200.000bps)(b)	646,750	647,154
Vistra Operations Co., LLC, 6.34%, 4/30/2031 (TSFR1M + 200.000bps)(b)	548,250	546,194
		2,007,765
Industrials — 0.52%
LTR Intermediate Holdings, Inc., 8.82%, 5/7/2028 (TSFR1M + 450.000bps)(b)	969,773	966,137

Total Term Loans (Cost $2,967,737)		2,973,902

U.S. GOVERNMENT & AGENCIES — 31.04%
Fannie Mae Pool, 4.00%, 5/1/2044	661,817	637,319
Fannie Mae Pool, 2.50%, 8/1/2051	115,500	97,293
Fannie Mae Pool, 2.50%, 12/1/2051	259,899	218,128
Fannie Mae Pool, 2.50%, 2/1/2052	1,059,559	895,356
Fannie Mae Pool, 2.50%, 2/1/2052	167,688	141,700
Fannie Mae Pool, 3.00%, 2/1/2052	206,214	179,335
Fannie Mae Pool, 3.00%, 4/1/2052	2,956,649	2,570,687

See accompanying notes which are an integral part of these financial statements.

OneAscent Core Plus Bond ETF

Schedule of Investments (continued)

August 31, 2025

U.S. GOVERNMENT & AGENCIES — 31.04% - continued	Principal Amount	Fair Value
Fannie Mae Pool, 3.00%, 4/1/2052	$2,252,364	$1,978,186
Fannie Mae Pool, 3.50%, 4/1/2052	2,210,197	2,002,169
Fannie Mae Pool, 5.00%, 5/1/2052	151,737	150,609
Fannie Mae Pool, 3.50%, 6/1/2052	175,480	159,236
Fannie Mae Pool, 4.00%, 6/1/2052	2,226,802	2,084,163
Fannie Mae Pool, 4.50%, 6/1/2052	388,142	374,907
Fannie Mae Pool, 5.00%, 7/1/2052	385,736	382,487
Fannie Mae Pool, 4.00%, 8/1/2052	1,321,779	1,237,041
Fannie Mae Pool, 4.50%, 8/1/2052	1,730,955	1,671,934
Fannie Mae Pool, 4.00%, 9/1/2052	904,372	846,393
Fannie Mae Pool, 4.50%, 9/1/2052	1,743,598	1,684,145
Fannie Mae Pool, 5.00%, 9/1/2052	276,520	274,177
Fannie Mae Pool, 4.00%, 10/1/2052	718,012	672,192
Fannie Mae Pool, 4.50%, 10/1/2052	203,989	197,517
Fannie Mae Pool, 5.00%, 10/25/2052	570,100	565,239
Fannie Mae Pool, 4.50%, 11/1/2052	1,193,334	1,152,275
Fannie Mae Pool, 5.00%, 2/1/2053	109,989	109,040
Fannie Mae Pool, 5.50%, 2/1/2053	381,696	385,792
Fannie Mae Pool, 6.00%, 2/1/2053	312,542	320,973
Fannie Mae Pool, 6.00%, 3/1/2053	251,366	258,070
Fannie Mae Pool, 5.50%, 6/1/2053	775,877	782,846
Fannie Mae Pool, 5.00%, 8/1/2053	1,517,024	1,502,211
Fannie Mae Pool, 5.50%, 10/1/2053	2,014,166	2,033,652
Fannie Mae Pool, 6.00%, 1/1/2054	236,552	241,992
Fannie Mae Pool, 5.50%, 4/1/2054	121,652	122,589
Fannie Mae Pool, 5.50%, 5/1/2054	1,949,077	1,964,079
Fannie Mae Pool, 6.00%, 6/1/2054	368,536	377,110
Fannie Mae Pool, 5.50%, 10/1/2054	548,532	552,311
Federal Home Loan Mortgage Corp., 3.00%, 5/1/2052	573,029	498,122
Federal National Mortgage Association, 0.88%, 8/5/2030	1,000,000	874,129
Federal National Mortgage Association, 5.00%, 4/1/2053	1,149,194	1,138,817
Freddie Mac Pool, 3.00%, 2/1/2052	173,610	152,479
Freddie Mac Pool, 3.00%, 3/1/2052	1,055,749	917,933
Freddie Mac Pool, 4.00%, 4/1/2052	160,496	150,332
Freddie Mac Pool, 3.00%, 6/1/2052	78,688	68,402
Freddie Mac Pool, 3.00%, 6/1/2052	529,541	462,646
Freddie Mac Pool, 5.00%, 6/1/2053	1,372,124	1,359,434
Ginnie Mae II Pool, 3.00%, 12/20/2051	1,745,949	1,549,539
Ginnie Mae II Pool, 3.00%, 1/20/2052	189,924	168,580
Ginnie Mae II Pool, 3.50%, 7/20/2052	1,288,466	1,175,129
Ginnie Mae II Pool, 4.50%, 8/20/2052	835,802	813,826
Ginnie Mae II Pool, 4.00%, 9/20/2052	875,853	824,419
Ginnie Mae II Pool, 4.50%, 10/20/2052	144,511	140,443
Ginnie Mae II Pool, 4.50%, 12/20/2052	616,073	598,035
Ginnie Mae II Pool, 4.50%, 2/20/2053	132,219	128,344
Ginnie Mae II Pool, 5.00%, 2/20/2053	214,086	212,929
Ginnie Mae II Pool, 5.50%, 2/20/2053	82,532	83,625
Ginnie Mae II Pool, 3.00%, 8/20/2053	24,149	21,534

See accompanying notes which are an integral part of these financial statements.

OneAscent Core Plus Bond ETF

Schedule of Investments (continued)

August 31, 2025

U.S. GOVERNMENT & AGENCIES — 31.04% - continued	Principal Amount	Fair Value
United States Treasury Note, 3.88%, 7/31/2027	$2,144,000	$2,152,794
United States Treasury Note, 3.63%, 8/31/2027	500,000	500,029
United States Treasury Note, 3.63%, 8/15/2028	1,162,000	1,163,316
United States Treasury Note, 3.88%, 7/31/2030	2,918,000	2,941,025
United States Treasury Note, 4.00%, 7/31/2032	485,000	487,122
United States Treasury Note, 4.25%, 8/15/2035	3,648,000	3,654,555
United States Treasury Note, 4.88%, 8/15/2045	6,269,000	6,275,856
United States Treasury Note, 4.75%, 5/15/2055	508,000	494,586
Total U.S. Government & Agencies (Cost $58,291,307)		57,831,133

Total Investments — 99.54% (Cost $186,814,156)		185,468,326
Other Assets in Excess of Liabilities — 0.46%		863,795
NET ASSETS — 100.00%		$186,332,121

(a)	Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of August 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c)	Less than 0.005%.
(d)	In default.

EMTN	- Euro Medium Term Note
GMTN	- Global Medium Term Note
MTN	- Medium Term Note

See accompanying notes which are an integral part of these financial statements.

OneAscent International Equity ETF

Schedule of Investments

August 31, 2025

COMMON STOCKS — 86.56%	Shares	Fair Value
Consumer Staples — 1.88%
Dollarama, Inc. (Canada)	31,644	$4,314,745

Energy — 5.06%
CES Energy Solutions Corp. (Canada)	577,002	3,482,977
Secure Waste Infrastructure Corp. (Canada)	370,616	4,423,050
Subsea 7 S.A. (Luxembourg)	176,378	3,681,052
		11,587,079
Financials — 13.62%
AIA Group Ltd. (Hong Kong)	442,720	4,168,535
Alpha Bank A.E. (Greece)	1,944,734	7,704,777
Bangkok Bank PCL (Thailand)	1,162,752	5,600,283
HDFC Bank Ltd. - ADR (India)	59,062	4,202,852
KBC Group N.V. (Belgium)	80,970	9,542,318
		31,218,765
Health Care — 2.83%
Santen Pharmaceutical Co. Ltd. (Japan)	312,336	3,320,643
Straumann Holding AG (Switzerland)	26,905	3,154,653
		6,475,296
Industrials — 20.86%
AP Moller - Maersk A/S, Series B (Denmark)	1,541	3,172,094
Element Fleet Management Corp. (Canada)	210,406	5,607,354
Intertek Group plc (United Kingdom)	57,529	3,646,489
Mitsubishi Electric Corp. (Japan)	320,944	7,756,796
Safran S.A. (France)	16,425	5,473,719
Siemens AG (Germany)	22,772	6,302,322
Sulzer A.G. (Switzerland)	22,069	4,131,594
Vinci S.A. (France)	42,584	5,773,173
Webuild SpA (Italy)	1,315,944	5,926,289
		47,789,830
Materials — 12.89%
Alamos Gold, Inc. (Canada)	199,136	6,066,808
CRH plc (Ireland)	62,727	7,056,703
Givaudan S.A. (Switzerland)	508	2,139,522
Heidelberg Materials A.G. (Germany)	33,019	7,801,893
Mitsubishi Materials Corp. (Japan)	170,472	2,960,151
Rio Tinto plc (United Kingdom)	55,807	3,501,137
		29,526,214
Technology — 27.34%
ASML Holding N.V. (Netherlands)	7,047	5,233,244
Canon, Inc. (Japan)	156,016	4,617,837
Constellation Software, Inc. (Canada)	1,232	4,082,004
Indra Sistemas S.A. (Spain)	205,107	8,272,417
Nomura Research Institute Ltd. (Japan)	147,394	5,812,840
NXP Semiconductors NV (Netherlands)	18,297	4,297,050
QinetiQ Group plc (United Kingdom)	468,234	3,010,944
Rakus Co. Ltd. (Japan)	368,002	6,587,963
Screen Holdings Co. Ltd. (Japan)	57,624	4,461,962

See accompanying notes which are an integral part of these financial statements.

OneAscent International Equity ETF

Schedule of Investments (continued)

August 31, 2025

COMMON STOCKS — 86.56% - continued	Shares	Fair Value
Technology — 27.34% - continued
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan Province of China)	169,000	$6,411,145
Topicus.com, Inc. (Canada)(a)	31,640	3,928,534
Wise plc (United Kingdom)(a)	415,056	5,912,382
		62,628,322
Utilities — 2.08%
Enel SpA (Italy)	517,384	4,771,383

Total Common Stocks (Cost $150,513,071)		198,311,634

WARRANTS — 0.00%(b)
Technology — 0.00%(b)
Constellation Software, Inc., (Canada) Expiration Date 3/31/2040(c)	872	—
Total Warrants (Cost $0)		—

Total Investments — 86.56% (Cost $150,513,071)		198,311,634
Other Assets in Excess of Liabilities — 13.44%		30,788,012
NET ASSETS — 100.00%		$229,099,646

(a)	Non-income producing security.
(b)	Less than 0.005%.
(c)	Security is currently being valued according to the fair value procedures of the Adviser, as Valuation Designee, under oversight of the Board’s Pricing & Liquidity Committee.

ADR	- American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

OneAscent Emerging Markets ETF

Schedule of Investments

August 31, 2025

COMMON STOCKS — 89.66%	Shares	Fair Value
Communications — 4.50%
Bharti Airtel Ltd. (India)	40,000	$856,956
MakeMyTrip Ltd. (Mauritius)(a)	16,676	1,646,755
		2,503,711
Consumer Discretionary — 9.28%
Coway Co. Ltd. (South Korea)	15,799	1,186,166
Haier Smart Home Co. Ltd., H Shares (China)	211,713	712,639
Hankook Tire & Technology Co. Ltd. (Korea (Republic of))	32,844	950,145
KIA Corp. (Korea (Republic of))	10,909	831,608
MercadoLibre, Inc. (Argentina)(a)	601	1,486,219
		5,166,777
Consumer Staples — 4.37%
Charoen Pokphand Foods PCL (Thailand)	824,530	559,298
Indofood CBP Sukses Makmur Tbk P.T. (Indonesia)	1,437,130	783,564
Kimberly-Clark de Mexico SAB de CV (Mexico)	578,750	1,089,582
		2,432,444
Energy — 1.15%
PTT Exploration & Production PCL (Thailand)	185,271	642,714

Financials — 14.25%
Bank Polska Kasa Opieki S.A. (Poland)	22,640	1,138,555
Bank Rakyat Indonesia Persero Tbk P.T. (Indonesia)	4,902,863	1,206,281
BB Seguridade Participacoes S.A. (Brazil)	155,700	937,841
HDFC Bank Ltd. - ADR (India)	21,328	1,517,700
Kasikornbank PCL (Thailand)	224,250	1,170,374
NU Holdings Ltd., Class A (Taiwan Province of China)(a)	88,929	1,316,149
Regional S.A.B. de C.V. (Mexico)	85,414	663,536
		7,950,436
Health Care — 3.29%
Dentium Co. Ltd. (South Korea)	20,382	844,428
Hugel, Inc. (Korea (Republic Of))(a)	4,342	987,046
		1,831,474
Industrials — 10.25%
Benefit Systems S.A. (Poland)	956	855,281
CJ Logistics Corp. (Korea (Republic of))	17,139	1,031,146
Hanwha Aerospace Co. Ltd. (Korea (Republic of))	2,062	1,313,375
LIG Nex1 Co. Ltd. (Korea (Republic of))	2,897	1,021,761
NCC Ltd. (India)	377,600	875,867
Voltronic Power Technology Corp. (Taiwan Province of China)	19,000	615,148
		5,712,578
Materials — 8.96%
GCC S.A.B. de C.V. (Mexico)	114,744	1,074,457
Grupo Mexico S.A.B. de C.V., Class B (Mexico)	194,925	1,278,565
Harmony Gold Mining Co. Ltd. (South Africa)	133,527	1,780,007
Suzano S.A. - ADR (Brazil)	87,893	855,199
		4,988,228
Real Estate — 2.75%
Central Pattana PCL (Thailand)	959,100	1,529,902

See accompanying notes which are an integral part of these financial statements.

OneAscent Emerging Markets ETF

Schedule of Investments (continued)

August 31, 2025

COMMON STOCKS — 89.66% - continued	Shares	Fair Value
Technology — 30.86%
Accton Technology Corp. (Taiwan Province of China)	40,000	$1,327,753
DB HiTek Co. Ltd. (South Korea)	19,062	631,106
eMemory Technology, Inc. (Taiwan Province of China)	6,000	405,193
Infosys Ltd. - ADR (India)	57,011	958,925
MediaTek, Inc. (Taiwan Province of China)	43,000	1,926,549
Samsung Electronics Co. Ltd. (South Korea)	64,552	3,241,832
SK Hynix, Inc. (Korea (Republic of))	5,879	1,139,472
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan Province of China)	176,000	6,676,696
Wipro Ltd. - ADR (India)	319,808	882,670
		17,190,196
Total Common Stocks/Investments — 89.66% (Cost $42,950,813)		49,948,460

Other Assets in Excess of Liabilities — 10.34%		5,758,986
NET ASSETS — 100.00%		$55,707,446

(a)	Non-income producing security.

ADR	- American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

OneAscent Small Cap Core ETF

Schedule of Investments

August 31, 2025

COMMON STOCKS — 98.60%	Shares	Fair Value
Communications — 2.15%
Cogent Communications Holdings, Inc.	147	$5,620
IAC, Inc.(a)	3,460	126,705
John Wiley & Sons, Inc., Class A	3,681	149,375
Lumen Technologies, Inc.(a)	36,700	182,399
TEGNA, Inc.	5,617	119,080
Telephone and Data Systems, Inc.	4,312	172,868
		756,047
Consumer Discretionary — 16.87%
Adtalem Global Education, Inc.(a)	1,620	212,139
Advance Auto Parts, Inc.	1,849	112,771
American Eagle Outfitters, Inc.	8,597	111,245
Armstrong World Industries, Inc.	1,121	219,458
Asbury Automotive Group, Inc.(a)	899	226,134
Bath & Body Works, Inc.	309	9,026
Boot Barn Holdings, Inc.(a)	1,087	193,236
BorgWarner, Inc.	4,617	197,423
Buckle, Inc. (The)	2,736	154,830
Cavco Industries, Inc.(a)	537	284,874
Champion Homes, Inc.(a)	1,764	133,111
Cinemark Holdings, Inc.	2,986	77,039
Dana, Inc.	7,617	153,559
Eplus, Inc.	1,805	130,628
Etsy, Inc.(a)	3,365	178,379
Fox Factory Holding Corp.(a)	3,892	112,596
Freshpet, Inc.(a)	1,535	85,684
Gentherm, Inc.(a)	156	5,736
Group 1 Automotive, Inc.	346	160,814
Hanesbrands, Inc.(a)	14,433	91,072
Hertz Global Holdings, Inc.(a)	419	2,401
HNI Corp.	4,000	179,760
KAR Auction Services, Inc.(a)	6,231	180,200
KB Home	1,646	104,603
Kohl’s Corp.	7,380	111,143
Kontoor Brands, Inc.	1,590	122,828
La-Z-Boy, Inc.	3,705	136,974
Marcus Corp. (The)	4,797	74,066
Meritage Homes Corp.	3,196	248,298
Newell Brands, Inc.	23,958	141,831
Oxford Industries, Inc.	95	4,185
Papa John’s International, Inc.	2,597	126,500
Patrick Industries, Inc.	1,051	117,554
Phinia, Inc.	2,248	131,463
Shake Shack, Inc., Class A(a)	1,692	179,352
Signet Jewelers Ltd.	1,700	149,685
Six Flags Entertainment Corp(a)	3,704	84,044
St. Joe Co. (The)	3,651	184,228

See accompanying notes which are an integral part of these financial statements.

OneAscent Small Cap Core ETF

Schedule of Investments (continued)

August 31, 2025

COMMON STOCKS — 98.60% - continued	Shares	Fair Value
Consumer Discretionary — 16.87% - continued
Steven Madden Ltd.	4,343	$126,120
Strategic Education, Inc.	1,250	101,688
Stride, Inc.(a)	1,454	237,278
Urban Outfitters, Inc.(a)	1,521	102,029
Wendy’s Co. (The)	9,550	101,326
Winnebago Industries, Inc.	3,410	122,691
		5,920,001
Consumer Staples — 1.31%
Cal-Maine Foods, Inc.	1,306	151,026
Edgewell Personal Care Co.	4,600	110,492
National Beverage Corp.(a)	2,400	100,920
United Natural Foods, Inc.(a)	3,446	97,453
		459,891
Energy — 3.29%
Archrock, Inc.	8,400	207,984
Comstock Resources, Inc.(a)	4,001	64,536
Liberty Oilfield Services, Inc., Class A	7,897	88,841
Nabors Industries Ltd.(a)	107	3,989
Northern Oil and Gas, Inc.	4,479	117,171
Oceaneering International, Inc.(a)	5,305	129,442
Patterson-UTI Energy, Inc.	23,296	135,350
SM Energy Co.	4,944	141,151
Sunrun, Inc.(a)	8,002	127,792
Talos Energy, Inc.(a)	14,022	138,537
		1,154,793
Financials — 21.35%
Air Lease Corp.	3,147	189,481
AMERISAFE, Inc.	3,700	170,866
BancFirst Corp.	2,100	279,237
Bancorp, Inc. (The)(a)	1,357	103,458
Bank of Hawaii Corp.	3,000	204,360
Beacon Financial Corp., Inc.	7,550	197,282
BGC Group, Inc., Class A	17,650	173,147
Bread Financial Holdings, Inc.	2,512	166,269
Comerica, Inc.	2,740	193,389
Essent Group Ltd.	3,201	200,831
First American Financial Corp.	3,002	198,132
First Hawaiian, Inc.	11,600	301,019
First Interstate BancSystem, Inc., Class A	6,900	225,768
GATX Corp.	1,150	193,557
Genworth Financial, Inc., Class A(a)	11,849	101,546
Goldman Sachs, Inc. - BDC	10,657	121,916
Goosehead Insurance, Inc., Class A	950	80,475
Heritage Financial Corp.	10,002	244,449
Hilltop Holdings, Inc.	5,950	208,726
Independent Bank Corp.	3,905	279,247
Jackson Financial, Inc.	2,653	262,116

See accompanying notes which are an integral part of these financial statements.

OneAscent Small Cap Core ETF

Schedule of Investments (continued)

August 31, 2025

COMMON STOCKS — 98.60% - continued	Shares	Fair Value
Financials — 21.35% - continued
Kearny Financial Corp.	25,090	$169,358
Kennedy-Wilson Holdings, Inc.	34,899	307,111
Lincoln National Corp.	7,830	336,142
Marathon Digital Holdings, Inc.(a)	10,067	160,871
Mr. Cooper Group, Inc.(a)	1,912	360,469
Pacific Premier Bancorp, Inc.	9,000	220,410
Palomar Holdings, Inc.(a)	1,100	135,322
Piper Sandler Cos.	1,000	333,789
Radian Group, Inc.	6,392	222,953
RLI Corp.	1,700	115,141
S&T Bancorp, Inc.	7,150	282,497
Stewart Information Services Corp.	2,250	163,890
StoneX Group, Inc.(a)	1,294	132,208
United Community Banks, Inc.	9,250	308,949
Zions Bancorp.	2,550	147,926
		7,492,307
Health Care — 8.05%
Acadia Pharmaceuticals, Inc.(a)	4,306	111,913
ADMA Biologics, Inc.(a)	8,065	139,202
Catalyst Pharmaceuticals, Inc.(a)	257	5,292
Encompass Health Corp.	1,250	152,200
Ensign Group, Inc. (The)	964	165,596
Glaukos Corp.(a)	1,993	190,969
ICU Medical, Inc.(a)	1,101	140,554
Inspire Medical Systems, Inc.(a)	1,167	109,336
Krystal Biotech, Inc.(a)	1,037	153,165
LeMaitre Vascular, Inc.	1,656	157,924
Ligand Pharmaceuticals, Inc.(a)	1,151	186,127
Merit Medical Systems, Inc.(a)	2,595	234,952
National Healthcare Corp.	1,300	147,524
Pacira Pharmaceuticals, Inc.(a)	248	6,614
Prestige Consumer Healthcare, Inc.(a)	1,634	111,177
Protagonist Therapeutics, Inc.(a)	1,914	113,022
RadNet, Inc.(a)	2,800	200,928
Teleflex, Inc.	1,297	163,954
TG Therapeutics, Inc.(a)	4,035	118,347
TransMedics Group, Inc.(a)	1,101	126,571
Varex Imaging Corp.(a)	505	5,833
Vericel Corp.(a)	2,337	84,973
		2,826,173
Industrials — 16.81%
AAR Corp.(a)	2,270	171,748
Advanced Energy Industries, Inc.	1,656	247,870
Aerovironment, Inc.(a)	64	15,446
Alamo Group, Inc.	1,033	218,438
Alaska Air Group, Inc.(a)	2,681	168,314
Badger Meter, Inc.	1,400	256,088

See accompanying notes which are an integral part of these financial statements.

OneAscent Small Cap Core ETF

Schedule of Investments (continued)

August 31, 2025

COMMON STOCKS — 98.60% - continued	Shares	Fair Value
Industrials — 16.81% - continued
Cactus, Inc., Class A	2,356	$98,834
CSW Industrials, Inc.	505	138,138
Douglas Dynamics, Inc.	5,021	169,057
Dycom Industries, Inc.(a)	929	234,544
Everus Contruction Group, Inc.(a)	1,792	140,564
Federal Signal Corp.	1,846	227,039
Frontdoor, Inc.(a)	3,161	192,031
Gates Industrial Corp. plc(a)	7,115	181,859
Granite Construction, Inc.	2,080	224,120
Heartland Express, Inc.	16,800	144,312
Hillenbrand, Inc.	315	7,998
Installed Building Products, Inc.	847	221,762
Itron, Inc.(a)	2,061	253,379
JetBlue Airways Corp.(a)	19,446	104,036
John Bean Technologies Corp.	1,345	192,725
Kratos Defense & Security Solutions, Inc.(a)	4,940	325,250
Moog, Inc., Class A	803	157,268
Mueller Industries, Inc.	1,252	120,117
MYR Group, Inc.(a)	817	153,000
Resideo Technologies, Inc.(a)	4,682	159,422
Robert Half International, Inc.	3,501	130,657
RXO, Inc.(a)	6,454	105,394
SkyWest, Inc.(a)	31	3,763
SPX Technologies, Inc.(a)	1,919	359,065
Sterling Construction Co., Inc.(a)	886	246,777
Trinity Industries, Inc.	5,555	157,873
UniFirst Corp.	1,214	215,874
WillScot Mobile Mini Holdings Corp., Class A	6,492	157,366
		5,900,128
Materials — 7.36%
Alpha Metallurgical Resources, Inc.(a)	411	61,317
Apogee Enterprises, Inc.	2,100	92,348
Balchem Corp.	967	156,741
Boise Cascade Co.	1,650	143,550
Chemours Co. (The)	8,603	132,486
Core Natural Resources, Inc.	1,538	114,212
Element Solutions, Inc.	6,006	154,474
FMC Corp.	4,001	156,439
Greif, Inc., Class B	1,992	136,014
Hawkins, Inc.	991	165,824
Ingevity Corp.(a)	2,137	124,758
Innospec, Inc.	1,950	170,800
MP Materials Corp.(a)	3,670	261,084
Rogers Corp.(a)	1,259	98,781
Sealed Air Corp.	6,750	219,172
Stepan Co. (The)	2,450	122,574
SunCoke Energy, Inc.	9,850	76,042

See accompanying notes which are an integral part of these financial statements.

OneAscent Small Cap Core ETF

Schedule of Investments (continued)

August 31, 2025

COMMON STOCKS — 98.60% - continued	Shares	Fair Value
Materials — 7.36% - continued
Sylvamo Corp.	1,600	$73,808
Warrior Met Coal, Inc.	2,000	122,280
		2,582,704
Real Estate — 4.96%
Cushman & Wakefield PLC(a)	17,759	280,059
eXp World Holdings, Inc.	8,145	88,210
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,150	145,436
Howard Hughes Holdings, Inc.(a)	2,751	209,819
Jones Lang LaSalle, Inc.(a)	744	227,344
Marcus & Millichap, Inc.	5,456	177,811
Matson, Inc.	1,631	169,706
Newmark Group, Inc., Class A	9,968	181,517
REX Holdings, Inc., Class A(a)	13,938	131,296
RMR Group, Inc. (The), Class A	7,653	129,183
		1,740,381
Technology — 13.31%
A10 Networks, Inc.	6,750	119,543
ACI Worldwide, Inc.(a)	3,345	165,076
Amentum Holdings, Inc.(a)	4,881	121,781
Axcelis Technologies, Inc.(a)	1,454	116,378
Box, Inc., Class A(a)	4,593	149,870
Calix, Inc.(a)	2,765	164,379
Cleanspark, Inc.(a)	8,931	84,577
Clear Secure, Inc., Class A	2,763	100,325
Cohu, Inc.(a)	5,808	115,579
DoubleVerify Holdings, Inc.(a)	6,802	110,669
DXC Technology Co.(a)	7,329	105,904
F5, Inc.(a)	460	144,044
FormFactor, Inc.(a)	4,044	118,044
Impinj, Inc.(a)	593	111,170
Insight Enterprises, Inc.(a)	1,200	156,192
InterDigital, Inc.	910	247,256
LiveRamp Holdings, Inc.(a)	3,900	108,888
N-Able, Inc.(a)	10,037	80,898
NCR Atleos Corp.(a)	2,761	109,391
NetScout Systems, Inc.(a)	6,604	164,374
Omnicell, Inc.(a)	2,688	87,602
Photronics, Inc.(a)	300	6,801
Privia Health Group, Inc.(a)	4,518	104,095
Progress Software Corp.	3,943	182,520
Qorvo, Inc.(a)	2,811	254,957
Sandisk Corp.(a)	3,229	169,426
Sanmina Corp.(a)	1,319	155,009
Semtech Corp.(a)	3,011	174,909
SiTime Corp.(a)	704	170,136
SPS Commerce, Inc.(a)	1,500	165,450
TTM Technologies, Inc.(a)	2,853	127,158

See accompanying notes which are an integral part of these financial statements.

OneAscent Small Cap Core ETF

Schedule of Investments (continued)

August 31, 2025

COMMON STOCKS — 98.60% - continued	Shares	Fair Value
Technology — 13.31% - continued
Veeco Instruments, Inc.(a)	3,600	$88,272
ViaSat, Inc.(a)	2,565	82,926
Viavi Solutions, Inc.(a)	15,733	177,468
Vishay Intertechnology, Inc.	8,400	129,864
		4,670,931
Utilities — 3.14%
American States Water Co.	2,650	197,505
Avista Corp.	6,300	230,202
Chesapeake Utilities Corp.	1,700	210,085
Northwest Natural Holding Co.	5,050	209,727
NorthWestern Energy Group, Inc.	4,400	253,044
		1,100,563
Total Common Stocks/Investments — 98.60% (Cost $32,109,770)		34,603,919

Other Assets in Excess of Liabilities — 1.40%		491,891
NET ASSETS — 100.00%		$35,095,810

(a)	Non-income producing security.

BDC	- Business Development Company

See accompanying notes which are an integral part of these financial statements.

OneAscent ETFs

Statements of Assets and Liabilities

August 31, 2025

	OneAscent	OneAscent	OneAscent
	Large Cap	Core Plus	International
	Core ETF	Bond ETF	Equity ETF
Assets
Investments in securities, at fair value (cost $122,973,586, $186,814,156 and $150,513,071)	$150,909,542	$185,468,326	$198,311,634
Foreign currency (cost $0, $0 and $189,195)	—	—	189,682
Cash	933,366	1,285,243	29,987,014
Receivable for investments sold	—	6,572,121	—
Dividend and interest receivable	146,172	1,679,675	174,654
Tax reclaims receivable	—	—	679,261
Prepaid expenses	4,097	4,354	4,716
Total Assets	151,993,177	195,009,719	229,346,961

Liabilities
Payable for investments purchased	—	7,799,474	—
Payable for distributions to shareholders	—	725,350	—
Payable to Adviser	30,002	77,607	145,626
Payable to affiliates	10,807	13,492	15,581
Payable for audit and tax	19,890	20,440	20,940
Payable to custody	38,060	23,651	47,321
Other accrued expenses	9,426	17,584	17,847
Total Liabilities	108,185	8,677,598	247,315

Net Assets	$151,884,992	$186,332,121	$229,099,646

Net Assets consist of:
Paid-in capital	$124,548,707	$194,678,689	$181,935,252
Accumulated earnings (deficit)	27,336,285	(8,346,568)	47,164,394
Net Assets	$151,884,992	$186,332,121	$229,099,646
Shares outstanding (unlimited number of shares authorized, no par value)	4,500,000	8,150,000	5,850,000
Net asset value per share	$33.75	$22.86	$39.16

See accompanying notes which are an integral part of these financial statements.

OneAscent ETFs

Statements of Assets and Liabilities (continued)

August 31, 2025

	OneAscent	OneAscent
	Emerging	Small Cap
	Markets ETF	Core ETF
Assets
Investments in securities, at fair value (cost $42,950,813 and $32,109,770)	$49,948,460	$34,603,919
Cash	7,601,357	504,746
Receivable for fund shares sold	—	1,403,881
Dividend and interest receivable	56,752	23,452
Tax reclaims receivable	1,736	—
Prepaid expenses	3,448	3,881
Total Assets	57,611,753	36,539,879

Liabilities
Payable for investments purchased	—	1,382,361
Due to custodian	1,805,095	—
Payable to Adviser	36,807	2,856
Payable to affiliates	5,504	3,590
Payable for audit and tax	20,940	19,890
Payable to custody	29,955	26,264
Other accrued expenses	6,006	9,108
Total Liabilities	1,904,307	1,444,069

Net Assets	$55,707,446	$35,095,810

Net Assets consist of:
Paid-in capital	$49,095,474	$32,812,688
Accumulated earnings	6,611,972	2,283,122
Net Assets	$55,707,446	$35,095,810
Shares outstanding (unlimited number of shares authorized, no par value)	1,725,000	1,250,000
Net asset value per share	$32.29	$28.08

See accompanying notes which are an integral part of these financial statements.

OneAscent ETFs

Statements of Operations

For the year ended August 31, 2025

	OneAscent	OneAscent	OneAscent
	Large Cap	Core Plus	International
	Core ETF	Bond ETF	Equity ETF
Investment Income
Dividend income (net of foreign taxes withheld of $–, $– and $737,726)	$1,675,019	$210,565	$3,199,364
Interest income	53,633	8,767,194	694,910
Tax reclaims received	—	—	282,552
Total investment income	1,728,652	8,977,759	4,176,826

Expenses
Adviser	453,280	845,507	1,249,180
Administration	110,952	150,270	138,277
Custodian	32,982	43,381	38,023
Trustee	21,462	21,462	21,458
Legal	20,696	23,622	20,538
Audit and tax	19,720	20,271	22,803
Report printing	18,061	11,155	13,459
Compliance services	14,448	22,962	15,360
Transfer agent	9,611	9,561	12,994
Pricing	5,821	40,591	3,162
Insurance	4,342	4,618	4,360
Miscellaneous	48,270	54,773	61,569
Total expenses	759,645	1,248,173	1,601,183
Fees recouped (waived) by Adviser	(120,715)	—	4,808
Net operating expenses	638,930	1,248,173	1,605,991
Net investment income	1,089,722	7,729,586	2,570,835

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	760,544	(1,111,699)	(1,659,997)
In-kind redemptions	6,260,009	—	4,867,403
Foreign currency transactions	—	—	(42,996)
Change in unrealized appreciation (depreciation) on:
Investment securities	15,114,527	(824,969)	29,102,198
Foreign currency translations	—	—	23,011
Net realized and change in unrealized gain (loss) on investment securities	22,135,080	(1,936,668)	32,289,619
Net increase in net assets resulting from operations	$23,224,802	$5,792,918	$34,860,454

See accompanying notes which are an integral part of these financial statements.

OneAscent ETFs

Statements of Operations (continued)

For the year ended August 31, 2025

	OneAscent	OneAscent
	Emerging	Small Cap
	Markets ETF	Core ETF
Investment Income
Dividend income (net of foreign taxes withheld of $184,543 and $–)	$1,050,464	$338,479
Interest income	279,981	—
Total investment income	1,330,445	338,479

Expenses
Adviser	410,709	69,911
Administration	70,678	46,913
Custodian	40,213	11,531
Audit and tax	22,803	19,890
Trustee	21,465	21,438
Legal	20,538	20,271
Compliance services	13,776	12,488
Report printing	12,148	8,075
Transfer agent	10,092	9,487
Insurance	3,779	—
Pricing	1,564	5,852
Miscellaneous	47,855	41,584
Total expenses	675,620	267,440
Fees recouped (waived) by Adviser	17,330	(139,181)
Net operating expenses	692,950	128,259
Net investment income	637,495	210,220

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	1,098,467	(420,072)
In-kind redemptions	1,513,525	—
Foreign currency transactions	(62,099)	—
Change in unrealized appreciation (depreciation) on:
Investment securities	(200,702)	1,879,236
Foreign currency translations	(7,837)	—
Net realized and change in unrealized gain (loss) on investment securities	2,341,354	1,459,164
Net increase in net assets resulting from operations	$2,978,849	$1,669,384

See accompanying notes which are an integral part of these financial statements.

OneAscent ETFs

Statements of Changes in Net Assets

	OneAscent Large Cap Core ETF		OneAscent Core Plus Bond ETF
	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,089,722	$717,691	$7,729,586	$6,109,145
Net realized gain (loss) on investment securities and foreign currency transactions	7,020,553	7,280,132	(1,111,699)	(1,040,129)
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translations	15,114,527	10,293,404	(824,969)	5,890,842
Net increase in net assets resulting from operations	23,224,802	18,291,227	5,792,918	10,959,858

Distributions to Shareholders From:
Earnings	(859,050)	(277,500)	(7,613,350)	(6,152,345)
Total distributions	(859,050)	(277,500)	(7,613,350)	(6,152,345)

Capital Transactions
Proceeds from shares sold	43,704,301	67,858,036	43,174,356	55,629,937
Amount paid for shares redeemed	(30,397,201)	(7,042,747)	(18,101,350)	(6,840,674)
Net increase in net assets resulting from capital transactions	13,307,100	60,815,289	25,073,006	48,789,263
Total Increase in Net Assets	35,672,852	78,829,016	23,252,574	53,596,776

Net Assets
Beginning of period	$116,212,140	$37,383,124	$163,079,547	$109,482,771
End of period	$151,884,992	$116,212,140	$186,332,121	$163,079,547

Share Transactions
Shares sold	1,450,000	2,700,000	1,900,000	2,450,000
Shares redeemed	(1,000,000)	(250,000)	(800,000)	(300,000)
Net increase in shares outstanding	450,000	2,450,000	1,100,000	2,150,000

See accompanying notes which are an integral part of these financial statements.

OneAscent ETFs

Statements of Changes in Net Assets (continued)

	OneAscent International Equity ETF		OneAscent Emerging Markets ETF
	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$2,570,835	$2,249,574	$637,495	$620,466
Net realized gain (loss) on investment securities and foreign currency transactions	3,164,410	2,159,582	2,549,893	(1,026,016)
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translations	29,125,209	10,089,102	(208,539)	5,362,489
Net increase in net assets resulting from operations	34,860,454	14,498,258	2,978,849	4,956,939

Distributions to Shareholders From:
Earnings	(3,193,840)	(1,831,170)	(498,187)	(932,880)
Total distributions	(3,193,840)	(1,831,170)	(498,187)	(932,880)

Capital Transactions
Proceeds from shares sold	78,749,075	47,597,563	9,476,804	55,470,842
Amount paid for shares redeemed	(13,635,430)	(10,494,347)	(32,003,706)	(15,166,926)
Net increase (decrease) in net assets resulting from capital transactions	65,113,645	37,103,216	(22,526,902)	40,303,916
Total Increase (Decrease) in Net Assets	96,780,259	49,770,304	(20,046,240)	44,327,975

Net Assets
Beginning of period	$132,319,387	$82,549,083	$75,753,686	$31,425,711
End of period	$229,099,646	$132,319,387	$55,707,446	$75,753,686

Share Transactions
Shares sold	2,325,000	1,525,000	300,000	1,900,000
Shares redeemed	(400,000)	(325,000)	(1,075,000)	(525,000)
Net increase (decrease) in shares outstanding	1,925,000	1,200,000	(775,000)	1,375,000

See accompanying notes which are an integral part of these financial statements.

OneAscent ETFs

Statements of Changes in Net Assets (continued)

	OneAscent Small Cap Core ETF
	For the Year Ended August 31, 2025	For the Period Ended August 31, 2024(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$210,220	$20,096
Net realized gain (loss) on investment securities and foreign currency transactions	(420,072)	59,719
Change in unrealized appreciation on investment securities and foreign currency translations	1,879,236	614,913
Net increase in net assets resulting from operations	1,669,384	694,728

Distributions to Shareholders From:
Earnings	(80,990)	—
Total distributions	(80,990)	—

Capital Transactions
Proceeds from shares sold	22,501,654	10,311,034
Net increase in net assets resulting from capital transactions	22,501,654	10,311,034
Total Increase in Net Assets	24,090,048	11,005,762

Net Assets
Beginning of period	$11,005,762	$—
End of period	$35,095,810	$11,005,762

Share Transactions
Shares sold	850,000	400,000
Net increase in shares outstanding	850,000	400,000

(a)	For the period June 12, 2024 (commencement of operations) to August 31, 2024.

See accompanying notes which are an integral part of these financial statements.

OneAscent Large Cap Core ETF

Financial Highlights

(For a share outstanding during each period)

	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Period Ended August 31, 2022(a)
Selected Per Share Data:
Net asset value, beginning of period	$28.69	$23.36	$20.31	$25.00

Investment operations:
Net investment income	0.25	0.17	0.12	0.04
Net realized and unrealized gain (loss) on investments	5.02	5.26	3.01	(4.72)
Total from investment operations	5.27	5.43	3.13	(4.68)

Less distributions to shareholders from:
Net investment income	(0.21)	(0.10)	(0.08)	(0.01)
Total distributions	(0.21)	(0.10)	(0.08)	(0.01)

Net asset value, end of period	$33.75	$28.69	$23.36	$20.31
Market price, end of period	$33.74	$28.72	$23.37	$20.35

Total Return(b)	18.45%	23.31%	15.48%	(18.71	%)(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$151,885	$116,212	$37,383	$58,378
Ratio of net expenses to average net assets	0.49%	0.58%	0.86%	0.81	%(d)
Ratio of gross expenses to average net assets before waiver	0.58%	0.64%	0.86%	0.81	%(d)
Ratio of net investment income to average net assets	0.84%	0.87%	0.60%	0.28	%(d)
Portfolio turnover rate(e)	28%	95%	105%	52	%(c)

(a)	For the period November 15, 2021 (commencement of operations) to August 31, 2022.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

OneAscent Core Plus Bond ETF

Financial Highlights

(For a share outstanding during each period)

	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Period Ended August 31, 2022(a)
Selected Per Share Data:
Net asset value, beginning of period	$23.13	$22.34	$23.46	$25.00

Investment operations:
Net investment income	1.03	0.98	0.87	0.24
Net realized and unrealized gain (loss) on investments	(0.28)	0.80	(1.12)	(1.55)
Total from investment operations	0.75	1.78	(0.25)	(1.31)

Less distributions to shareholders from:
Net investment income	(1.02)	(0.99)	(0.87)	(0.23)
Total distributions	(1.02)	(0.99)	(0.87)	(0.23)

Net asset value, end of period	$22.86	$23.13	$22.34	$23.46
Market price, end of period	$22.86	$23.14	$22.33	$23.40

Total Return(b)	3.35%	8.23%	(1.05%)	(5.23	%)(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$186,332	$163,080	$109,483	$105,563
Ratio of net expenses to average net assets	0.74%	0.74%	0.77%	0.83	%(d)
Ratio of gross expenses to average net assets before waiver	0.74%	0.74%	0.77%	0.83	%(d)
Ratio of net investment income to average net assets	4.57%	4.49%	3.83%	2.51	%(d)
Portfolio turnover rate(e)	129%	197%	128%	122	%(c)

(a)	For the period March 30, 2022 (commencement of operations) to August 31, 2022.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

OneAscent International Equity ETF

Financial Highlights

(For a share outstanding during each period)

	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Period Ended August 31, 2023(a)
Selected Per Share Data:
Net asset value, beginning of period	$33.71	$30.29	$25.00

Investment operations:
Net investment income	0.51	0.56	0.58
Net realized and unrealized gain on investments	5.71	3.44	4.87
Total from investment operations	6.22	4.00	5.45

Less distributions to shareholders from:
Net investment income	(0.77)	(0.54)	(0.16)
Net realized gains	—	(0.04)	—
Total distributions	(0.77)	(0.58)	(0.16)

Net asset value, end of period	$39.16	$33.71	$30.29
Market price, end of period	$39.04	$33.83	$30.44

Total Return(b)	18.95%	13.45%	21.89	%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$229,100	$132,319	$82,549
Ratio of net expenses to average net assets	0.95%	0.95%	0.95	%(d)
Ratio of gross expenses to average net assets before waiver	0.95%	0.99%	1.11	%(d)
Ratio of net investment income to average net assets	1.52%	2.16%	2.04	%(d)
Portfolio turnover rate(e)	40%	31%	13	%(c)

(a)	For the period September 14, 2022 (commencement of operations) to August 31, 2023.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

OneAscent Emerging Markets ETF

Financial Highlights

(For a share outstanding during each period)

	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Period Ended August 31, 2023(a)
Selected Per Share Data:
Net asset value, beginning of period	$30.30	$27.93	$25.00

Investment operations:
Net investment income	0.43	0.14	0.35
Net realized and unrealized gain on investments	1.83	2.71	2.59
Total from investment operations	2.26	2.85	2.94

Less distributions to shareholders from:
Net investment income	(0.27)	(0.19)	(0.01)
Net realized gains	—	(0.29)	—
Total distributions	(0.27)	(0.48)	(0.01)

Net asset value, end of period	$32.29	$30.30	$27.93
Market price, end of period	$32.38	$30.29	$27.85

Total Return(b)	7.53%	10.26%	11.77	%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$55,707	$75,754	$31,426
Ratio of net expenses to average net assets	1.25%	1.25%	1.25	%(d)
Ratio of gross expenses to average net assets before waiver	1.22%	1.20%	1.73	%(d)
Ratio of net investment income to average net assets	1.15%	1.29%	1.54	%(d)
Portfolio turnover rate(e)	42%	35%	45	%(c)

(a)	For the period September 14, 2022 (commencement of operations) to August 31, 2023.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

OneAscent Small Cap Core ETF

Financial Highlights

(For a share outstanding during the period)

	For the Year Ended August 31, 2025	For the Period Ended August 31, 2024(a)
Selected Per Share Data:
Net asset value, beginning of period	$27.51	$25.00

Investment operations:
Net investment income	0.15	0.05
Net realized and unrealized gain on investments	0.54	2.46
Total from investment operations	0.69	2.51

Less distributions to shareholders from:
Net investment income	(0.03)	—
Net realized gains	(0.09)	—
Total distributions	(0.12)	—

Net asset value, end of period	$28.08	$27.51
Market price, end of period	$28.15	$27.52

Total Return(b)	2.54%	10.04	%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$35,096	$11,006
Ratio of net expenses to average net assets	0.64%	0.64	%(d)
Ratio of gross expenses to average net assets before waiver	1.33%	4.96	%(d)
Ratio of net investment income to average net assets	1.05%	1.31	%(d)
Portfolio turnover rate(e)	32%	—	%(c)

(a)	For the period June 12, 2024 (commencement of operations) to August 31, 2024.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

OneAscent ETFs

Notes to the Financial Statements

August 31, 2025

NOTE 1. ORGANIZATION

OneAscent Large Cap Core ETF (the “Large Cap Core ETF”), OneAscent Core Plus Bond ETF (the “Core Plus Bond ETF”), OneAscent International Equity ETF (the “International Equity ETF”), OneAscent Emerging Markets ETF (the “Emerging Markets ETF”) and OneAscent Small Cap Core ETF (the “Small Cap Core ETF”) (each a “Fund” and collectively the “Funds”) are registered under the Investment Company Act of 1940, as amended (“1940 Act”), as diversified series of Unified Series Trust (the “Trust”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board” or “Trustees”) to issue an unlimited number of shares of beneficial interest of separate series. Each Fund is one of a series of funds currently authorized by the Board. The Funds’ investment adviser is OneAscent Investment Solutions, LLC (the “Adviser”). The Adviser has retained Teachers Advisors, LLC (the “Sub-Adviser”) to serve as sub-adviser to the Core Plus Bond ETF. The investment objective of the Large Cap Core ETF is to seek closely to replicate the returns of the S&P 500 Index, before deduction of expenses, using an investment universe that is subjected to the OneAscent Values-Based Screening process. The investment objective of the Core Plus Bond ETF is to seek total return, with an emphasis on income as the source of that total return, while giving special consideration to certain Values-Based Screening and Impact criteria. The investment objective of the International Equity ETF and Emerging Markets ETF is to seek to achieve long-term capital appreciation. The investment objective of the Small Cap Core ETF is to seek to closely replicate returns of the S&P SmallCap 600 Index, before deduction of expenses, using an instrument universe that is subjected to the OneAscent Values-Based Screening process.

Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”, including Accounting Standard Update 2013-08. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

OneAscent ETFs

Notes to the Financial Statements (continued)

August 31, 2025

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the fiscal year ended August 31, 2025, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the fiscal year ended August 31, 2025, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous tax year end and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITs are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes

OneAscent ETFs

Notes to the Financial Statements (continued)

August 31, 2025

on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Core Plus Bond ETF typically distributes dividends from net investment income monthly and any realized net capital gains, if any, to shareholders annually. The Large Cap Core ETF, International Equity ETF, Emerging Markets ETF and Small Cap Core ETF ordinarily distribute dividends from net investment income, if any, annually and distribute net realized capital gains, if any, to shareholders annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

For the fiscal year ended August 31, 2025, the Funds made the following reclassifications to increase (decrease) the components of net assets:

	Paid-In Capital	Accumulated Earnings (Deficit)
Large Cap Core ETF	$6,263,984	$(6,263,984)
Core Plus Bond ETF	$—	$—
International Equity ETF	$4,867,403	$(4,867,403)
Emerging Markets ETF	$1,512,098	$(1,512,098)
Small Cap Core ETF	$—	$—

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation

OneAscent ETFs

Notes to the Financial Statements (continued)

August 31, 2025

technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing & Liquidity Committee. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one

OneAscent ETFs

Notes to the Financial Statements (continued)

August 31, 2025

of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser, as Valuation Designee, decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Valuation Designee, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Funds might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event

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Notes to the Financial Statements (continued)

August 31, 2025

occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2025:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3		Total
Large Cap Core ETF
Common Stocks(a)	$150,909,542	$—	$—		$150,909,542
Total	$150,909,542	$—	$—		$150,909,542

Core Plus Bond ETF
Asset Backed Securities	$—	$19,304,865	$—		$19,304,865
Collateralized Mortgage Obligations	—	1,983,435	—		1,983,435
Corporate Bonds	—	86,006,677	—		86,006,677
Foreign Government Bonds	—	2,072,951	—		2,072,951
Municipal Bonds	—	15,295,363	—		15,295,363
Term Loans	—	2,973,902	—		2,973,902
U.S. Government & Agencies	—	57,831,133	—		57,831,133
Total	$—	$185,468,326	$—		$185,468,326

International Equity ETF
Common Stocks(a)	$198,311,634	$—	$—		$198,311,634
Warrants	—	—	—	(b)	—
Total	$198,311,634	$—	$—		$198,311,634

Emerging Markets ETF
Common Stocks(a)	$49,948,460	$—	$—		$49,948,460
Total	$49,948,460	$—	$—		$49,948,460

Small Cap Core ETF
Common Stocks(a)	$34,603,919	$—	$—		$34,603,919
Total	$34,603,919	$—	$—		$34,603,919

(a)	Refer to Schedule of Investments for sector classifications.
(b)	Constellation Software, Inc., is currently being fair valued according to the fair value procedures of the Adviser, as Valuation Designee, under oversight of the Board’s Pricing & Liquidity Committee.

OneAscent ETFs

Notes to the Financial Statements (continued)

August 31, 2025

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to each Fund, manages the Funds’ investments. As compensation for its management services, each Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly as follows:

	Large Cap Core ETF	Core Plus Bond ETF	International Equity ETF	Emerging Markets ETF	Small Cap Core ETF
Management fee rate	0.35%	0.50%	0.74%	0.74%	0.35%
Management fees earned	$453,280	$845,507	$1,249,180	$410,709	$69,911
Management fees (waived) recouped	$(120,715)	$—	$4,808	$17,330	$(139,181)

The Adviser has retained the Sub-Adviser to provide portfolio management and related services to the Core Plus Bond ETF. The Sub-Adviser receives a fee from the Adviser for these services.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Funds’ business, do not exceed 0.49% of the Large Cap Core ETF’s average daily net assets, 0.95% of the International Equity ETF’s average daily net assets, 1.25% of the Emerging Markets ETF’s average daily net assets and 0.64% of the Small Cap Core ETF’s average daily net assets. The contractual arrangements for the Large Cap Core ETF, International Equity ETF, Emerging Markets ETF and Small Cap Core ETF are in place through December 31, 2025. These expense caps may not be terminated prior to this date except by the Board upon sixty days’ written notice to the Adviser.

OneAscent ETFs

Notes to the Financial Statements (continued)

August 31, 2025

Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the applicable Fund in the three years following the date in which that particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions are as follows:

Recoverable Through	Large Cap Core ETF	International Equity ETF	Emerging Markets ETF	Small Cap Core ETF
August 31, 2026	$—	$110,912	$78,795	$—
August 31, 2027	47,612	38,209	—	66,138
August 31, 2028	120,715	—	—	139,181

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Northern Lights Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Funds for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Trustees also receive additional fees for attending any special meeting. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

OneAscent ETFs

Notes to the Financial Statements (continued)

August 31, 2025

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended August 31, 2025, purchases and sales of investment securities, other than short-term investments, were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
Large Cap Core ETF	$35,904,930	$35,581,144	$—	$—
Core Plus Bond ETF	56,220,081	39,331,378	170,801,728	165,304,009
International Equity ETF	91,894,097	60,199,174	—	—
Emerging Markets ETF	20,266,149	33,200,464	—	—
Small Cap Core ETF	6,825,322	6,265,726	—	—

For the fiscal year ended August 31, 2025, purchases and sales for in-kind transactions were as follows:

	Purchases	Sales
Large Cap Core ETF	$43,160,880	$30,010,719
Core Plus Bond ETF	—	—
International Equity ETF	36,681,607	13,263,493
Emerging Markets ETF	3,484,338	11,278,028
Small Cap Core ETF	21,928,988	—

For the fiscal year ended August 31, 2025, the Funds incurred net realized gains on in-kind redemptions as follows:

In-Kind Realized Gains
Large Cap Core ETF	$6,260,009
Core Plus Bond ETF	—
International Equity ETF	4,867,403
Emerging Markets ETF	1,513,525
Small Cap Core ETF	—

NOTE 6. CAPITAL SHARE TRANSACTIONS

Each Fund will issue and redeem shares at NAV only in aggregations of large block of shares or “Creation Units” and only to Authorized Participants. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem

OneAscent ETFs

Notes to the Financial Statements (continued)

August 31, 2025

Creation Units from a Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of a Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, a Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate a Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). For the fiscal year ended August 31, 2025, the Large Cap Core ETF, the Core Plus Bond ETF, the International Equity ETF, the Emerging Markets ETF and Small Cap Core ETF incurred $23,500, $7,800, $36,000, $16,200, and $21,750 in fixed fees, respectively. For the fiscal year ended August 31, 2025, the Large Cap Core ETF had variable charges of $107. The Transaction Fees for each Fund are listed in the table below:

	Fixed Fee	Variable Charge
Large Cap Core ETF	$500	2.00	%*
Core Plus Bond ETF	$200	2.00	%*
International Equity ETF	$1,000	2.00	%*
Emerging Markets ETF	$1,350	2.00	%*
Small Cap Core ETF	$750	2.00	%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

OneAscent ETFs

Notes to the Financial Statements (continued)

August 31, 2025

NOTE 7. FEDERAL TAX INFORMATION

At August 31, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

	Large Cap Core ETF	Core Plus Bond ETF	International Equity ETF	Emerging Markets ETF	Small Cap Core ETF
Gross unrealized appreciation	$30,294,096	$2,801,748	$47,295,453	$8,956,627	$4,075,847
Gross unrealized depreciation	(2,345,513)	(4,158,358)	(436,118)	(2,338,948)	(1,581,180)
Net unrealized appreciation (depreciation) on investments	$27,948,583	$(1,356,610)	$46,859,335	$6,617,679	$2,494,667
Tax cost of investments	$122,960,959	$186,824,936	$151,452,299	$43,330,781	$32,109,252

The tax character of distributions paid for the fiscal years ended August 31, 2025 and August 31, 2024 were as follows:

	Large Cap Core ETF		Core Plus Bond ETF		International Equity ETF
	2025	2024	2025	2024	2025	2024
Distributions paid from:
Ordinary income	$859,050	$277,500	$7,563,390	$5,848,375	$3,193,840	$1,831,170
Total distributions paid	$859,050	$277,500	$7,563,390	$5,848,375	$3,193,840	$1,831,170

	Emerging Markets ETF		Small Cap Core ETF
	2025	2024	2025	2024
Distributions paid from:
Ordinary income	$498,187	$932,880	$80,990	$—
Total distributions paid	$498,187	$932,880	$80,990	$—

OneAscent ETFs

Notes to the Financial Statements (continued)

August 31, 2025

At August 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Large Cap Core ETF	Core Plus Bond ETF	International Equity ETF	Emerging Markets ETF	Small Cap Core ETF
Undistributed ordinary income	$726,986	$862,209	$2,058,125	$525,931	$203,086
Distributions payable	—	(725,350)	—	—	—
Accumulated capital and other losses	(1,339,284)	(7,126,818)	(1,786,475)	(523,992)	(414,631)
Unrealized appreciation (depreciation) on investments	27,948,583	(1,356,610)	46,892,744	6,610,033	2,494,667
Total accumulated earnings (deficits)	$27,336,285	$(8,346,569)	$47,164,394	$6,611,972	$2,283,122

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales, differences related to passive foreign investment companies and the return of capital adjustments from underlying investments.

The Large Cap Core ETF and Emerging Markets ETF utilized capital loss carryforwards in the amount of $764,455 and $1,365,250, respectively. As of August 31, 2025, the Funds had short-term and long-term capital loss carryforwards available to offset future gains and not subject to expiration, presented in the table below:

	Short-term Losses	Long-term Losses
Large Cap Core ETF	$661,948	$677,336
Core Plus Bond ETF	4,658,201	2,468,617
International Equity ETF	744,323	1,042,152
Emerging Markets ETF	523,992	—
Small Cap Core ETF	354,586	60,045

NOTE 8. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in a Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of a Fund’s portfolio will be adversely affected. As of August 31, 2025, the Large Cap Core ETF, International Equity ETF and Emerging Markets ETF

OneAscent ETFs

Notes to the Financial Statements (continued)

August 31, 2025

had 38.7%, 27.3% and 30.8% of the value of its net assets invested in securities within the Technology sector, respectively.

NOTE 9. INDEMNIFICATIONS

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure, except as follows:

Effective no earlier than November 12, 2025, the Small Cap Core ETF will be changing its investment objective to seek to outperform the Bloomberg US 2500 Total Return Index, before deduction of expenses, using an investment universe that is subjected to the OneAscent Values-Based Screening process. The Small Cap Core ETF will also change its 80% policy to invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities (principally common stocks) of Small and Mid-Cap Companies. Effective with these changes, the Small Cap Core ETF will change its name to OneAscent Enhanced Small and Mid Cap ETF and will make corresponding revisions to its principal strategies.

Report of Independent Registered Public Accounting Firm

To the Shareholders of OneAscent ETFs and

Board of Trustees of Unified Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of OneAscent ETFs, comprising the funds listed below (the “Funds”), each a series of Unified Series Trust, as of August 31, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
OneAscent Large Cap Core ETF	For the year ended August 31, 2025	For the years ended August 31, 2025, and 2024	For the years ended August 31, 2025, 2024, 2023, and the period from November 15, 2021 (commencement of operations) through August 31, 2022
OneAscent Core Plus Bond ETF	For the year ended August 31, 2025	For the years ended August 31, 2025, and 2024	For the years ended August 31, 2025, 2024, 2023, and the period from March 30, 2022 (commencement of operations) through August 31, 2022
OneAscent International Equity ETF and OneAscent Emerging Markets ETF	For the year ended August 31, 2025	For the years ended August 31, 2025, and 2024	For the years ended August 31, 2025, 2024, and for the period from September 14, 2022 (commencement of operations) through August 31, 2023
OneAscent Small Cap Core ETF	For the year ended August 31, 2025	For the year ended August 31, 2025, and for the period from June 12, 2024 (commencement of operations) through August 31, 2024	For the year ended August 31, 2025, and for the period from June 12, 2024 (commencement of operations) through August 31, 2024

Report of Independent Registered Public Accounting Firm (continued)

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by OneAscent Investment Solutions, LLC since 2022.

COHEN & COMPANY, LTD.

Cleveland, Ohio

October 29, 2025

Additional Federal Income Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Funds designate the following percentage or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

	Large Cap Core ETF	Core Plus Bond ETF	International Equity ETF	Emerging Markets ETF	Small Cap Core ETF
Qualified Dividend Income	100%	—%	81%	88%	27%

Qualified Business Income. The Funds designate the following percentage of ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

	Large Cap Core ETF	Core Plus Bond ETF	International Equity ETF	Emerging Markets ETF	Small Cap Core ETF
Qualified Business Income	—%	—%	—%	—%	—%

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Funds’ dividend distribution that qualifies under tax law. For the Funds’ calendar year 2025 ordinary income dividends, the following percentage qualifies for the corporate dividends received deduction.

	Large Cap Core ETF	Core Plus Bond ETF	International Equity ETF	Emerging Markets ETF	Small Cap Core ETF
Dividends Received Deduction	100%	—%	23%	—%	26%

The Funds designate the following amounts as long-term capital gains distributions. The amounts designated may not agree with long-term capital gains in the tax character of distribution table due to utilization of earnings and profits distributed to shareholders on redemption of shares.

	Large Cap Core ETF	Core Plus Bond ETF	International Equity ETF	Emerging Markets ETF	Small Cap Core ETF
Long-Term Capital Gains Distributions	$—	$—	$—	$—	$—

Foreign Tax Credit Pass Through. The Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. The International Equity ETF and Emerging Market ETF foreign source income per share was $0.67 and $0.72 and the foreign tax expense per share was $0.07 and $0.11, respectfully.

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The OneAscent Core Plus Bond ETF (“OACP”), the OneAscent Large Cap Core ETF (“OALC”), the OneAscent Emerging Equity Markets ETF (“OAEM”), and the OneAscent International Equity ETF (“OAIM”) (each a “Fund” and together, the “Funds”) are series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board” or “Trustees”) oversees the management of the Funds and, as required by law, has considered the renewal of each Fund’s management agreement with its investment adviser, OneAscent Investment Solutions, LLC (“OneAscent”), as well as the sub-advisory agreement between OneAscent and Teachers Advisors, LLC (“TAL”) on behalf of OACP. In connection with such approvals, the Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances.

At the Trustees’ quarterly meeting held in May 2025, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust, OneAscent or TAL (the “Independent Trustees”), approved the renewal of the management agreements between the Trust and OneAscent and the sub-advisory agreement between OneAscent and TAL, each for an additional year. The Trustees’ renewal of each Fund’s management agreement and the sub-advisory agreement was based on a consideration of all the information provided to the Trustees, and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i) The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that OneAscent provides to the Funds, as well as the services TAL provides to OACP, which include, but are not limited to, providing a continuous investment program, adhering to investment restrictions, complying with the Trust’s policies and procedures, and voting proxies. The Trustees reviewed the backgrounds of key personnel responsible for the day-to-day management of OALC’s, OAEM’s OAIM’s, and OACP’s portfolios, as well as the allocation of responsibilities between OneAscent and TAL with respect to OACP. The Board discussed that OneAscent was disciplined in its implementation of its values-based investment process. The Trustees considered succession planning and the potential impact on the management of the Funds. The Board reviewed OneAscent’s process for selecting brokers and ensuring best execution, noting that OneAscent delegated broker-dealer selection to TAL for OACP but regularly reviewed TAL’s processes for executing trades and selecting brokers. The Trustees concluded that

Additional Information (Unaudited) (continued)

they are satisfied with the nature, extent, and high quality of investment management services provided by OneAscent to each Fund and by TAL with respect to OACP.

(ii) Fund Performance. The Trustees next reviewed and discussed each Fund’s performance for various periods ended March 31, 2025.

The Trustees observed that OALC had underperformed its benchmark, the S&P 500 Index, and the medians of its Morningstar Large Blend category and peer group, for the one-year and since-inception periods. The Trustees further noted that OALC underperformed its benchmark for the three-year period but outperformed the medians of its Morningstar category and peer group over the same period. The Board considered that OneAscent implemented a strategy change in 2024 and acknowledged OneAscent’s explanation that OALC’s underperformance over the one-year period was largely attributable to its underweight positions in a few stocks. It was the consensus of the Trustees that OneAscent should be afforded additional time to manage OALC in accordance with its current strategy.

The Trustees next observed that OACP performed in line with its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the one-year period and outperformed the benchmark over the three-year and since-inception periods. The Board further observed that OACP underperformed the medians of its Morningstar Intermediate Core Plus Bond category and peer group across each of those periods. The Board acknowledged that OneAscent and TAL attributed underperformance to OACP’s underweighting in high yield bonds compared to that of its peers. It was the consensus of the Trustees that OneAscent and TAL managed OACP successfully from a performance standpoint.

The Trustees observed that OAEM underperformed the medians of its Diversified Emerging Markets category and peer group, and its benchmark, the MSCI Emerging Markets Index, for the one-year and since-inception periods. The Board acknowledged that OneAscent attributed underperformance to its underweighting in China. The Board concluded that OAEM was performing as expected according to its prospectus.

The Trustees discussed that OAIM underperformed the medians of its Morningstar Foreign Large Blend category and peer group, and its benchmark, the MSCI ACWI Ex USA Index, for the one-year period, but outperformed each for the since-inception period. The Board acknowledged OneAscent’s position that OAIM underperformed over the one-year period due to its underweighting in China and stock selection within Indonesia. It was the consensus of the Trustees that OneAscent was managing OAIM successfully from a performance standpoint.

(iii) Fee Rate and Profitability. The Trustees discussed that OALC’s management fee was lower than the medians and averages of its Morningstar category and peer group. The Trustees observed that OALC’s net expenses are higher than the medians and averages of its Morningstar category, equal to the median of its peer group, and below its peer group average. The Trustees noted that each of OAEM’s and OAIM’s management fee and net expenses are higher than the medians and averages of their Morningstar category and peer group. The Trustees noted that OACP’s management fee and net expenses were higher than the medians and averages of its Morningstar category and peer group but below the category highs. The Trustees acknowledged that OneAscent attributed the higher fees and expenses to the resources required to effectively implement the values-based investment process of each Fund’s strategy.

Additional Information (Unaudited) (continued)

The Board also reviewed the fee arrangement between OneAscent and TAL with respect to OACP, noting that TAL received a variable fee that decreased as the assets of OACP increased. They discussed that the sub-advisory fee was paid to TAL by OneAscent, not by OACP.

The Trustees considered profitability analyses prepared by OneAscent with respect to its management of each Fund, which indicated that OneAscent is not earning a profit as a result of managing any Fund. The Board reviewed TAL’s profitability analysis in connection with the sub-advisory services provided to OACP and considered the profit levels in both actual dollars and as a percentage of revenue. The Board concluded that TAL’s profitability was not excessive.

The Trustees considered other potential benefits that OneAscent or TAL may receive in connection with the management of each Fund. The Trustees determined that the services provided to OACP are not duplicative as between adviser and sub-adviser. After considering the above information, the Trustees concluded that the management fee for each Fund, and the sub-advisory fee for OACP, were not unreasonable.

(iv) Economies of Scale. In determining the reasonableness of the management fees, and sub-advisory fee for OACP, the Trustees acknowledged that OneAscent is not yet realizing a profit for managing the Funds and considered the extent to which OneAscent or TAL may realize economies of scale as each Fund grows larger. The Trustees noted that TAL’s sub-advisory fee already included breakpoints. The Trustees determined that, in light of the current size of each Fund, it is premature to reduce the management fees or introduce breakpoints in the management fees at this time.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Funds at (800) 222-8274 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

Tactical Multi-Purpose Fund

Annual Financial Statements and Additional Information

August 31, 2025

Fund Adviser:
Fisher Asset Management, LLC
6500 International Parkway, Suite 2050
Plano, Texas 75093
(800) 550-1071

Tactical Multi-Purpose Fund

Schedule of Investments

August 31, 2025

U.S. GOVERNMENT & AGENCIES — 47.16%	Principal Amount	Fair Value
United States Treasury Bill, 4.01%, 11/4/2025(a)	$13,000	$12,908
Total U.S. Government & Agencies (Cost $12,903)		12,908

MONEY MARKET FUNDS — 53.07%	Shares
First American Government Obligations Fund, Class X, 4.22%(a)(b)	14,526	14,526
Total Money Market Funds (Cost $14,526)		14,526

Total Investments — 100.23% (Cost $27,429)		27,434
Liabilities in Excess of Other Assets — (0.23)%		(62)
NET ASSETS — 100.00%		$27,372

(a)	Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of August 31, 2025, the percentage of net assets invested in United States Treasury Bill, 4.01%, 11/4/2025 and First American Government Obligations Fund, Class X, 4.22% was 47.16% and 53.07%, respectively of the Fund. The financial statements and portfolio holdings for the First American Government Obligations Fund, Class X can be found at www.sec.gov.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2025.

See accompanying notes which are an integral part of these financial statements.

1

Tactical Multi-Purpose Fund

Statement of Assets and Liabilities

August 31, 2025

Assets
Investments in securities at fair value (cost $27,429)	$27,434
Interest receivable	62
Receivable from Adviser	26,146
Prepaid expenses	3,216
Total Assets	56,858

Liabilities
Payable to affiliates	13,549
Other accrued expenses	15,937
Total Liabilities	29,486

Net Assets	$27,372

Net Assets consist of:
Paid-in capital	$26,544
Accumulated earnings	828
Net Assets	$27,372
Shares outstanding (unlimited number of shares authorized, no par value)	2,705
Net asset value, offering and redemption price per share	$10.12

See accompanying notes which are an integral part of these financial statements.

2

Tactical Multi-Purpose Fund

Statement of Operations

For the Year Ended August 31, 2025

Investment Income
Dividend income	$864
Interest income	359
Total investment income	1,223

Expenses
Administration	33,950
Fund accounting	30,003
Legal	23,588
Trustee	19,785
Compliance services	15,026
Transfer agent	12,000
Audit and tax	11,750
Custodian	5,001
Report printing	1,867
Registration	255
Adviser	67
Miscellaneous	9,100
Other expenses	10,887
Total expenses	173,279
Fees waived and/or expenses reimbursed by Adviser	(156,004)
Fees reduced by Administrator	(17,006)
Net operating expenses	269
Net investment income	954

Net change in unrealized appreciation of investment securities	1
Net realized and change in unrealized gain on investments	1
Net increase in net assets resulting from operations	$955

See accompanying notes which are an integral part of these financial statements.

3

Tactical Multi-Purpose Fund

Statements of Changes in Net Assets

	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$954	$1,102
Net change in unrealized appreciation of investment securities	1	48
Net increase in net assets resulting from operations	955	1,150

Distributions to Shareholders From:
Earnings	(1,063)	(961)
Total distributions	(1,063)	(961)

Capital Transactions
Reinvestment of distributions	1,063	961
Net increase in net assets resulting from capital transactions	1,063	961
Total Increase in Net Assets	955	1,150

Net Assets
Beginning of year	26,417	25,267
End of year	$27,372	$26,417

Share Transactions
Shares issued in reinvestment of distributions	107	98
Net increase in shares	107	98

See accompanying notes which are an integral part of these financial statements.

4

Tactical Multi-Purpose Fund

Financial Highlights

(For a share outstanding during each year)

	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Selected Per Share Data:
Net asset value, beginning of year	$10.17	$10.11	$9.80	$9.84	$9.93

Investment operations:
Net investment income (loss)	0.35	0.43	0.33	(0.04)	(0.09)
Net realized and unrealized gain (loss)	0.01	0.01	(0.02)	— (a)	—
Total from investment operations	0.36	0.44	0.31	(0.04)	(0.09)

Less distributions to shareholders from:
Net investment income	(0.41)	(0.38)	—	—	—
Total distributions	(0.41)	(0.38)	—	—	—

Net asset value, end of year	$10.12	$10.17	$10.11	$9.80	$9.84

Total Return(b)	3.64%	4.52%	3.16%	(0.41)%	(0.91)%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$27	$26	$25	$24	$25
Ratio of net expenses to average net assets	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of gross expenses to average net assets before waiver and reimbursement	645.10%	630.32%	657.38%	644.19%	635.29%
Ratio of net investment income (loss) to average net assets	3.55%	4.27%	3.30%	(0.44)%	(0.91)%
Portfolio turnover rate	—%	—%	—%	—%	—%

(a)	Rounds to less than $0.005 per share.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

See accompanying notes which are an integral part of these financial statements.

5

Tactical Multi-Purpose Fund

Notes to the Financial Statements

August 31, 2025

NOTE 1. ORGANIZATION

The Tactical Multi-Purpose Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified series of Unified Series Trust (the “Trust”) on November 14, 2016. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on March 30, 2017. The investment adviser to the Fund is Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”). The investment objective of the Fund is to seek positive total returns over the long-term regardless of market conditions in the U.S. and foreign equity markets.

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on

6

Tactical Multi-Purpose Fund

Notes to the Financial Statements (continued)

August 31, 2025

undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the fiscal year ended August 31, 2025, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the fiscal year ended August 31, 2025, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

NOTE 3. NON-DIVERSIFICATION RISK

The Fund is non-diversified, which means it may invest a greater percentage of its assets in a limited number of issuers as compared to other mutual funds that are more broadly diversified. As a result, the Fund’s share price may be more volatile than the share price of

7

Tactical Multi-Purpose Fund

Notes to the Financial Statements (continued)

August 31, 2025

some other mutual funds, and the poor performance of an individual holding in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.

NOTE 4. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which

8

Tactical Multi-Purpose Fund

Notes to the Financial Statements (continued)

August 31, 2025

is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing & Liquidity Committee. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Valuation Designee decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Valuation Designee, in conformity with guidelines adopted by and subject to review of the Board through its Pricing & Liquidity Committee. These securities will generally be categorized as Level 3 securities.

9

Tactical Multi-Purpose Fund

Notes to the Financial Statements (continued)

August 31, 2025

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2025:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$12,908	$—	$12,908
Money Market Funds	14,526	—	—	14,526
Total	$14,526	$12,908	$—	$27,434

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

10

Tactical Multi-Purpose Fund

Notes to the Financial Statements (continued)

August 31, 2025

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund, manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly at an annual rate of 0.25% of the Fund’s average daily net assets. For the fiscal year ended August 31, 2025, the Adviser earned management fees of $67 from the Fund before the waiver and reimbursement described below.

The Adviser has contractually agreed to limit the Fund’s total annual operating expenses to 1.00% of the Fund’s average daily net assets through December 31, 2029 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). This expense cap may not be terminated prior to this date except by the Board upon 60 days’ written notice to the Adviser. For the fiscal year ended August 31, 2025, the Adviser waived fees and/or reimbursed expenses in the amount of $156,004.

Each expense payment by the Adviser (but not management fee waiver) is subject to recoupment by the Adviser from the Fund in the three years following the date the particular expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the expense payment and any expense limitation in effect at the time of the recoupment. As of August 31, 2025, the Adviser may seek repayment of expense reimbursements in amounts as follows:

Recoverable Through
August 31, 2026	$156,166
August 31, 2027	156,037
August 31, 2028	155,938

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

11

Tactical Multi-Purpose Fund

Notes to the Financial Statements (continued)

August 31, 2025

Ultimus has agreed to waive its fees to the extent necessary so that the Fund’s total annual operating expenses (excluding taxes, borrowing costs such as interest and dividend expenses on securities sold short, brokerage commissions, acquired fund fees and expenses, shareholder servicing fees paid to financial intermediaries, extraordinary expenses and expenses outside the normal course of business) do not exceed $156,000 annually, based on a twelve-month period commencing April 1 and ending March 31 (the “Annual Period”). The waiver will accrue on a monthly basis such that the Fund’s operating expenses for any month during the Annual Period will not exceed the sum of $13,000 (the “Monthly Expense Cap”), provided that Ultimus may recoup any fees waived by Ultimus in a prior month during the Annual Period to the extent of any unused amount of the Monthly Expense Cap in the current month. The waiver will be suspended and forfeited in any month that the Adviser is not the sole shareholder of the Fund. The waiver is subject to recoupment for the Annual Period during which the fees were waived, but only if such recoupment can be achieved without exceeding the Monthly Expense Cap. The total amount waived by Ultimus during the fiscal year ended August 31, 2025 was $17,006, and the amount recoupable as of August 31, 2025 was $7,707.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

12

Tactical Multi-Purpose Fund

Notes to the Financial Statements (continued)

August 31, 2025

NOTE 6. INVESTMENT TRANSACTIONS

For the fiscal year ended August 31, 2025, there were no purchases or sales of investment securities, other than short-term investments.

There were no purchases or sales of long-term U.S. government obligations during the fiscal year ended August 31, 2025.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of August 31, 2025, the Adviser owned 100% of the Fund’s outstanding shares. As a result, the Adviser may be deemed to control the Fund.

NOTE 8. FEDERAL TAX INFORMATION

At August 31, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$5
Gross unrealized depreciation	—
Net unrealized appreciation on investments	$5
Tax cost of investments	$27,429

The tax character of distributions paid for the fiscal years ended August 31, 2025 and August 31, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income(a)	$1,063	$961
Total distributions paid	$1,063	$961

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At August 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$823
Unrealized appreciation on investments	5
Total accumulated earnings	$828

Certain capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of the Fund’s fiscal year may be deferred and treated as occurring on the first business day of the Fund’s following taxable year.

13

Tactical Multi-Purpose Fund

Notes to the Financial Statements (continued)

August 31, 2025

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

14

Report of Independent Registered Public Accounting Firm

To the Shareholders of Tactical Multi-Purpose Fund and

Board of Trustees of Unified Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Tactical Multi-Purpose Fund (the “Fund”), a series of Unified Series Trust, as of August 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Fisher Asset Management, LLC since 2017.

COHEN & COMPANY, LTD.

Cleveland, Ohio

October 29, 2025

15

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

16

Proxy Voting (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (800) 550-1071 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By	/s/ Martin R. Dean
Martin R. Dean, Principal Executive Officer

Date	10/31/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Martin R. Dean
Martin R. Dean, Principal Executive Officer

Date	10/31/2025

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Principal Financial Officer

Date	10/31/2025